1933 Act No. 333-42195
                                                       1940 Act No. 811-08553

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 15                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 16                                                       [X]


                          EVERGREEN INTERNATIONAL TRUST
                 (Exact Name of Registrant Specified in Charter)


              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on February 28, 2002 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                          EVERGREEN INTERNATIONAL TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 15
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 15 to Registrant's Registration Statement No. 333-42195/811-08553 consists of the following pages, items of information and documents:


                                The Facing Sheet

                               The Contents Page


                                     PART A
                                     ------

Prospectus for Classes A, B, C and I shares of Evergreen Emerging Markets Growth Fund, Evergreen Global Leaders Fund, Evergreen Global Opportunities Fund, Evergreen International Growth Fund, Evergreen Latin America Fund and Evergreen Precious Metals Fund is contained herein.


                                     PART B
                                     ------

Statement of Additional Information for Evergreen Emerging Markets Growth Fund, Evergreen Global Leaders Fund, Evergreen Global Opportunities Fund, Evergreen International Growth Fund, Evergreen Latin America Fund and Evergreen Precious Metals Fund is contained herein.


                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                          EVERGREEN INTERNATIONAL TRUST

                                     PART A

                                   PROSPECTUS

Prospectus, March 1, 2002

Evergreen Global and International Funds

Evergreen Emerging Markets Growth Fund
Evergreen Global Leaders Fund
Evergreen Global Opportunities Fund
Evergreen International Bond Fund
Evergreen International Growth Fund
Evergreen Latin America Fund
Evergreen Precious Metals Fund

Class A
Class B
Class C
Class I

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                  TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks...............................2

Evergreen Emerging Markets Growth Fund...............4

Evergreen Global Leaders Fund........................6

Evergreen Global Opportunities Fund..................8

Evergreen International Bond Fund....................10

Evergreen International Growth Fund..................12

Evergreen Latin America Fund.........................14

Evergreen Precious Metals Fund.......................16


GENERAL INFORMATION:

The Funds' Investment Advisors.......................18

The Funds' Portfolio Managers........................18

Calculating the Share Price..........................18

How to Choose an Evergreen Fund .....................18

How to Choose the Share Class
     That Best Suits You ............................19

How to Buy Shares....................................21

How to Redeem Shares.................................22

Other Services.......................................23

The Tax Consequences of
     Investing in the Funds..........................23

Fees and Expenses of the Funds.......................24

Financial Highlights.................................25

Other Fund Practices.................................38

In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth. Evergreen
International Bond Fund also seeks current income. The Funds invest a significant portion of their assets in securities of issuers located outside the United States.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

 INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

 INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

 RISK FACTORS

What are the specific risks for an investor in the Fund?

 PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

 EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                      OVERVIEW OF FUND RISKS

Global and International Funds

typically rely on a combination of the following strategies:
o investing substantially all of their assets in equity securities of issuers located in foreign countries with developed and/or emerging markets;
o    investing primarily or a portion of their assets in debt securities;
o investing in a combination of countries which includes the United States and foreign markets;
o    selling  a  portfolio   investment:   i)  when  the   issuers'   investment
     fundamentals begin to deteriorate; ii) when the investment reaches or exceeds the portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which the portfolio manager deems necessary; and
o visiting the countries that the Fund may invest in or already invests in, to evaluate the political, economic and social trends that may affect investments in those countries.

may be appropriate for investors who:
o    are seeking capital growth and/or income; and
o are more aggressive and are interested in investment opportunities found in the more volatile climate of international or emerging markets.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with each Fund's principal investment strategy and investment goal and, if employed, could result in a lower return and loss of market opportunity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o    not guaranteed to achieve its investment goal
o    not a deposit with a bank
o    not insured, endorsed or guaranteed by the FDIC or any government agency
o subject to investment risks, including possible loss of your original investment

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money. Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of, dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of, dividend yield and total return earned on your investment could decline if the particular industries, companies or sectors in which the Fund invests do not perform well.

Interest Rate Risk

When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the Fund invests a significant portion of its portfolio in debt securities or stocks purchased for dividend income, and interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If the Fund invests in debt securities, then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Foreign Investment Risk

Since the Fund invests in non-U.S. securities, it is exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of, dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of, dividend yield and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

2 Global and International Funds

Market Capitalization Risk

Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Emerging Market Risk

An emerging market is any country considered to be emerging or developing, has a relatively low per capita gross national product, but the potential for rapid growth (which can lead to instability). A Fund's investment in securities of companies located in emerging countries could expose it to certain risks. Emerging countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade.
There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

Global and International Funds 3

                         Emerging Markets Growth Fund

FUND FACTS:

Goal:
o    Long-Term Capital Growth

Principal Investment:
o    Emerging Markets Equity Securities

Classes of Shares
Offered in this
Prospectus:
o    Class A
o    Class B
o    Class C
o    Class I

Investment Advisor:
o    Evergreen Investment Management Company, LLC

Portfolio Managers:
o    By Team

NASDAQ Symbols:
o    EMGAX (Class A)
o    EMGBX (Class B)
o    EMGCX (Class C)
o    EMGYX (Class I)

Dividend Payment Schedule:
o    Annually

    INVESTMENT GOAL

The Fund seeks to provide investors with long-term capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in equity securities of issuers located in emerging markets. Emerging markets countries include, but are not limited to, South Korea, Brazil, Russia, China, South Africa, Mexico, Taiwan, India and Malaysia. The Fund will normally invest in at least six different countries, although it may invest all of its assets in a single country. The Fund invests in securities across all market capitalizations that offer potential growth opportunities attributable to factors such as political change, economic deregulation and liberalized trade policy. This style of diversified equity management is best defined as a blend between growth and value stocks. For growth investments the portfolio managers seek, among other things, good business models, good management and growth in cash flows. For value investments the portfolio managers seek securities that are undervalued in the marketplace and which have a trigger, or catalyst, that will cause the value to eventually be realized.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o    Stock Market Risk
o    Foreign Investment Risk
o    Investment Style Risk
o    Emerging Market Risk

In addition, if more than 25% of the Fund's assets are invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

4 Global and International Funds

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since the Class A shares' inception on 9/6/1994. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

1995          1996        1997       1998
2.07%         10.01%      13.48%     -22.97%

1999          2000        2001
55.28%        -33.36%     0.62%

Best Quarter:           4th Quarter 1999                +32.86%
Worst Quarter:          3rd Quarter 2001                -20.65%

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2001), including applicable sales charges. The after-tax returns shown are for Class A, one of the Fund's oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF) and the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE). MSCI EMF is an unmanaged broad market capitalization-weighted performance benchmark for equity securities of all emerging markets in the MSCI universe. MSCI EAFE is an unmanaged broad market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australasia and the Far East. "Free" refers to securities that are purchasable by foreign investors without local market restrictions. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001)

               Inception                                Performance
               Date of                                     Since
                 Class     1 year     5 year   10 year    9/6/1994
Class A        9/6/1994    -5.16%     -3.03%     N/A       -3.22%
Class A*       9/6/1994    -5.16%     -3.15%     N/A       -3.34%
    (after taxes on distributions)
Class A*       9/6/1994    -3.15%     -2.40%     N/A       -2.54%
    (after taxes on distributions and sale of Fund
    Shares)
Class B        9/6/1994    -5.12%     -3.01%     N/A       -3.15%
Class C        9/6/1994    -2.00%     -2.59%     N/A       -3.13%
Class I        9/6/1994     0.98%     -1.55%     N/A       -2.15%
MSCI EMF                   -2.37%     -5.74%     N/A       -5.75%
MSCI EAFE                  -22.61%    -0.59%     N/A       0.79%

*The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 10/31/2001.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses        Class A  Class B  Class C  Class I

Maximum sales charge imposed            5.75%    None     None     None
on purchases (as a % of
offering price)
Maximum deferred sales                  None+    5.00%    2.00%    None
charge (as a % of either
the redemption amount or
initial investment whichever
is lower)

+Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                       Total Fund
                Management    12b-1        Other       Operating
                  Fees        Fees         Expenses    Expenses
Class A            1.42%        0.25%       0.68%         2.35%
Class B            1.42%        1.00%       0.68%         3.10%
Class C            1.42%        1.00%       0.68%         3.10%
Class I            1.42%        0.00%       0.68%         2.10%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at End of Period      Assuming No
                                                        Redemption
After:       Class A   Class B   Class C   Class I   Class B   Class C
1 year       $799      $813      $513      $213      $313      $313
3 years      $1,266    $1,257    $957      $658      $957      $957
5 years      $1,758    $1,825    $1,625    $1,129    $1,625    $1,625
10 years     $3,107    $3,156    $3,411    $2,431    $3,156    $3,411

Global and International Funds 5

                              Global Leaders Fund

FUND FACTS:

Goal:
o    Long-Term Capital Growth

Principal Investment:
o    Equity Securities

Classes of Shares
Offered in this
Prospectus:
o    Class A
o    Class B
o    Class C
o    Class I

Investment Advisor:
o    Evergreen Investment Management Company, LLC

Portfolio Managers:
o    By Team

NASDAQ Symbols:
o    EAGLX (Class A)
o    EBGLX (Class B)
o    ECGLX (Class C)
o    EYGLX (Class I)

Dividend Payment Schedule:
o    Annually

   INVESTMENT GOAL

The Fund seeks to provide investors with long-term capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 65% of its assets in a diversified portfolio of equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its assets in one country. The Fund's portfolio managers will screen the largest companies in major industrialized countries and invest in what they believe are the 100 best companies. The portfolio managers' criteria for selecting securities includes high return on equity, consistent earnings growth, established market presence, and industries or sectors with significant growth prospects. The Fund's portfolio managers will review and evaluate their criteria for choosing these companies on an ongoing basis.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o   Stock Market Risk
o   Foreign Investment Risk
o   Market Capitalization Risk
o   Investment Style Risk

In addition, if more than 25% of the Fund's assets are invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

6 Global and International Funds

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each calendar year since the Class I shares' inception on 11/1/1995. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)

1996          1997        1998       1999
19.33%        13.66%      21.08%     23.82%

2000          2001
-9.19%        -14.69%

Best Quarter:                   4th Quarter 1998          +20.04%
Worst Quarter:                  3rd Quarter 1998          -13.51%

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2001), including applicable sales charges. The after-tax returns shown are for Class I, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World). MSCI World is an unmanaged broad market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001)*

                Inception                                 Performance
                 Date of                                  Since
                  Class      1 year    5 year   10 year   11/1/1995
Class A        6/3/1996     -19.78%    4.17%      N/A       6.94%
Class B        6/3/1996     -19.81%    4.31%      N/A       7.27%
Class C        6/3/1996     -17.30%    4.62%      N/A       7.23%
Class I        11/1/1995    -14.69%    5.71%      N/A       8.24%
Class I+       11/1/1995    -14.69%    5.43%      N/A       7.97%
    (after taxes on distributions)
Class I+       11/1/1995    -8.94%     4.69%      N/A       6.84%
    (after taxes on distributions and sale of Fund
    Shares)
MSCI World                  -16.82%    5.33%      N/A       7.55%

* Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B and C would have been lower.

+The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 10/31/2001.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses        Class A  Class B  Class C  Class I

Maximum sales charge imposed            5.75%    None     None     None
on purchases (as a % of
offering price)
Maximum deferred sales                  None+    5.00%    2.00%    None
charge (as a % of either
the redemption amount or
initial investment whichever
is lower)

+Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

             Management Fees   12b-1       Other       Total Fund
                                Fees     Expenses      Operating
                                                       Expenses
Class A           0.87%        0.25%      0.63%          1.75%
Class B           0.87%        1.00%      0.63%          2.50%
Class C           0.87%        1.00%      0.63%          2.50%
Class I           0.87%        0.00%      0.63%          1.50%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at End of Period     Assuming No
                                                       Redemption
After:        Class A Class B   Class C   Class I   Class B   Class C
1 year        $743    $753      $453      $153      $253      $253
3 years       $1,094  $1,079    $779      $474      $779      $779
5 years       $1,469  $1,531    $1,331    $818      $1,331    $1,331
10 years      $2,519  $2,565    $2,836    $1,791    $2,565    $2,836

Global and International Funds 7

                            Global Opportunities Fund

FUND FACTS:

Goal:
o    Capital Growth

Principal Investment:
o    Equity Securities

Classes of Shares
Offered in this
Prospectus:
o    Class A
o    Class B
o    Class C
o    Class I

Investment Advisor:
o    Evergreen Investment Management Company, LLC

Portfolio Managers:
o    By Team

NASDAQ Symbols:
o    EKGAX (Class A)
o    EKGBX (Class B)
o    EKGCX (Class C)
o    EKGYX (Class I)

Dividend Payment Schedule:
o    Annually

   INVESTMENT GOAL

The Fund seeks capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 65% of its assets in securities of issuers located in at least three countries. The Fund also normally invests at least 65% of its assets in equity securities such as common stocks, convertible securities and preferred stocks. The Fund may also invest in debt securities (of the U.S., any foreign governments and any international agency such as the World Bank), time deposits with U.S. and foreign banks, and may hold cash and cash equivalents. The Fund may invest in securities of U.S. companies and of issuers located in certain foreign countries with developed markets as well as those with emerging markets. When investing in securities of issuers located in the U.S. and other countries with developed securities markets, the Fund invests in equity securities of small- to medium-sized companies, generally under $8.5 billion in market capitalization at the time of purchase, that are in a relatively early stage of development. When investing in securities, the Fund seeks to invest in equity securities of issuers that the portfolio managers believe are well managed and positioned to achieve above-average increases in revenue and earnings and strong prospects for continued revenue growth. The Fund also seeks to identify and invest in countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o    Stock Market Risk
o    Interest Rate Risk
o    Credit Risk
o    Foreign Investment Risk
o    Market Capitalization Risk
o    Investment Style Risk
o    Emerging Market Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

8 Global and International Funds

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

1992          1993        1994       1995        1996
11.44%        37.71%      2.71%      23.66%      3.56%

1997          1998        1999       2000        2001
1.10%         -1.44%      76.80%     -8.46%      -13.49%

Best Quarter:                   4th Quarter 1999        +44.96%
Worst Quarter:                  3rd Quarter 1998        -23.16%

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2001), including applicable sales charges. The after-tax returns shown are for Class A, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World) and the Russell 2000 Growth Index (Russell 2000 Growth). MSCI World is an unmanaged broad market capitalization-weighted performance benchmark for all developed markets in the world. Russell 2000 Growth is an unmanaged market capitalization-weighted index measuring the performance of those Russell 2000 companies with high price-to-book ratios and high forecasted growth values. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001)*
              Inception                                Performance
               Date of                                    Since
                Class      1 year    5 year   10 year   3/16/1988
Class A       3/16/1988    -18.48%    5.62%   10.25%      10.35%
Class A+      3/16/1988    -18.48%    2.19%    8.25%       N/A
    (after taxes on distributions)
Class A+      3/16/1988    -11.25%    3.54%    8.10%       N/A
    (after  taxes on  distributions  and sale of Fund
    Shares)
Class B       2/1/1993     -18.47%    5.86%   10.17%      10.29%
Class C       2/1/1993     -15.89%    6.08%   10.20%      10.31%
Class I       1/13/1997    -13.45%    7.00%   10.97%      10.87%
MSCI World                 -16.82%    5.33%    8.05%      7.61%
Russell 2000 Growth        -9.23%     2.87%    7.19%      8.53%

*Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

+The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 10/31/2001.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses        Class A  Class B  Class C  Class I

Maximum sales charge imposed            5.75%    None     None     None
on purchases (as a % of
offering price)
Maximum deferred sales                  None+    5.00%    2.00%    None
charge (as a % of either
the redemption amount or
initial investment whichever
is lower)

+Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                Management     12b-1     Other         Total Fund
                  Fees         Fees     Expenses       Operating
                                                       Expenses
Class A           0.91%        0.25%       0.61%          1.77%
Class B           0.91%        1.00%       0.61%          2.52%
Class C           0.91%        1.00%       0.61%          2.52%
Class I           0.91%        0.00%       0.61%          1.52%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

             Assuming Redemption at End of Period     Assuming No
                                                      Redemption
After:       Class A   Class B  Class C   Class I  Class B   Class C
1 year       $745      $755     $455      $155     $255      $255
3 years      $1,100    $1,085   $785      $480     $785      $785
5 years      $1,479    $1,540   $1,340    $829     $1,340    $1,340
10 years     $2,539    $2,586   $2,856    $1,813   $2,586    $2,856

Global and International Funds 9

                             International Bond Fund

FUND FACTS:

Goals:
o    Capital Growth
o    Current Income

Principal Investment:
o    Investment Grade Debt Obligations of Foreign Issuers

Class of Shares
Offered in this
Prospectus:
o    Class I

Investment Advisor:
o    Evergreen Investment Management Company, LLC

Sub-Advisor:
o    First International Advisors, LLC

Portfolio Managers:
o    By Team

NASDAQ Symbol:
o    ESICX (Class I)

Dividend Payment Schedule:
o    Quarterly

   INVESTMENT GOAL

The Fund seeks capital growth and current income.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund will normally invest at least 80% of its assets in debt securities including obligations of foreign or government entities, corporations or supranational agencies (such as the World Bank) denominated in various currencies. Up to 35% of the debt securities in which the Fund invests may be below investment grade. The Fund will invest in at least three supranational agencies or countries. No more than 5% of the Fund's assets will be invested in debt obligations or similar securities denominated in the currencies of developing countries. The Fund may also enter into foreign currency exchange contracts and may use currency hedging for risk control. The Fund makes its country selection and currency decisions based on its own fundamental research and advanced analytical systems. The Fund currently expects to maintain a dollar-weighted average maturity of 5 to 14 years, and a duration of 3 1/2 to 10 years. Maturity measures the average final payable dates of debt instruments. Duration measures the average life of a bond, defined as the weighted-average of the periods until each payment is made, with weights proportional to the present value of the payment.

         RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o    Interest Rate Risk
o    Credit Risk
o    Foreign Investment Risk

The Fund may also be subject to the risks associated with investing in below investment grade bonds. Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

10 Global and International Funds

  PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each calendar year since the Class I shares' inception on 12/15/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)*

1994          1995        1996       1997        1998
-9.81%        17.68%      5.61%      3.72%       8.97%

1999          2000        2001
-1.89%        2.19%       1.04%

Best Quarter:         4th Quarter 2000                +8.38%
Worst Quarter:        1st Quarter 1994                -5.96%*

The next table lists the Fund's average annual total return for Class I over the past one and five years and since inception (through 12/31/2001). The after-tax returns shown are for Class I; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the J.P. Morgan Global Government Index excluding U.S. (JPMGXUS). JPMGXUS is a widely used benchmark for measuring performance and quantifying risk across international bond markets. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001)*

                 Inception                                Performance
                  Date of                                    Since
                   Class      1 year   5 year  10 year    12/15/1993
Class I         12/15/1993   1.04%     2.74%   N/A       3.23%
Class I+        12/15/1993   -0.57%    0.44%   N/A       1.03%
    (after taxes on distributions)
Class I+        12/15/1993   0.61%     1.04%   N/A       1.48%
    (after  taxes  on  distributions  and  sale of Fund
    Shares)
JPMGXUS                      -3.58%    0.08%   N/A       3.76%
* Historical performance shown for Class I prior to 8/31/1998 is based on the performance of the Class Y shares of the Fund's predecessor fund, CoreFund Global Bond Fund.

+The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

  EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 10/31/2001.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                Management     12b-1       Other       Total Fund
                   Fees         Fees     Expenses       Operating
                                                        Expenses+
Class I           0.52%        0.00%       0.31%          0.83%
+ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements Total Fund Operating Expenses were 0.67% for Class I.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:           Class I
1 year           $85
3 years          $265
5 years          $460
10 years         $1,025

Global and International Funds 11

                           International Growth Fund
FUND FACTS:

Goals:
o   Long-Term Capital Growth
o   Modest Income

Principal Investment:
o   Equity Securities of Non-U.S. Companies in Developed Markets

Classes of Shares
Offered in this
Prospectus:
o   Class A
o   Class B
o   Class C
o   Class I

Investment Advisor:
o   Evergreen Investment Management Company, LLC

Portfolio Managers:
o   By Team

NASDAQ Symbols:
o   EKZAX (Class A)
o   EKZBX (Class B)
o   EKZCX (Class C)
o   EKZYX (Class I)

Dividend Payment Schedule:
o   Annually

   INVESTMENT GOAL

The Fund seeks long-term capital growth and secondarily, modest income.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets and may purchase securities across all market capitalizations. The Fund may also invest in emerging markets and in securities of companies in the formerly communist countries of Eastern Europe. The Fund normally invests at least 65% of its assets in the securities of companies in at least three different countries
(other than the U.S.). The portfolio managers seek both growth and value opportunities. For growth investments the portfolio managers seek, among other things, good business models, good management and growth in cash flows. For value investments the portfolio managers seek companies that are undervalued in the marketplace compared to their assets. The Fund intends to seek modest income from dividends paid by its equity holdings. Excluding repurchase agreements, the Fund invests solely in securities of non-U.S. issuers.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o    Stock Market Risk
o    Foreign Investment Risk
o    Market Capitalization Risk
o    Investment Style Risk
o    Emerging Market Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

12 Global and International Funds

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)

1992          1993        1994       1995        1996
2.37%         30.40%      -6.17%     11.47%      13.67%

1997          1998        1999       2000        2001
10.85%        14.78%      27.96%     -8.07%      -18.61%

Best Quarter:                       4th Quarter 1999    +21.51%
Worst Quarter:                      3rd Quarter 1998    -14.39%

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2001), including applicable sales charges. The after-tax returns shown are for Class B, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE). MSCI EAFE is an unmanaged broad market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australasia and the Far East. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001)*

              Inception                                Performance
               Date of                         10      Since
                Class      1 year     5 year    year    9/6/1979
Class A       1/20/1998    -22.87%    3.32%    6.46%     8.85%
Class B       9/6/1979     -22.65%    3.75%    6.81%     9.02%
Class B+      9/6/1979     -22.85%    1.73%    5.35%      N/A
    (after taxes on distributions)
Class B+      9/6/1979     -13.80%    2.65%    5.29%      N/A
    (after  taxes on  distributions  and sale of Fund
    Shares)
Class C       3/6/1998     -20.22%    4.03%    6.81%     9.02%
Class I       3/9/1998     -17.90%    4.72%    7.17%     9.18%
MSCI EAFE                  -22.61%    -0.59%   2.87%     11.23%
* Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A and I would have been higher.

+The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 10/31/2001.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses        Class A  Class B  Class C  Class I

Maximum sales charge imposed            5.75%    None     None     None
on purchases (as a % of
offering price)
Maximum deferred sales                  None+    5.00%    2.00%    None
charge (as a % of either
the redemption amount or
initial investment whichever
is lower)

+Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                        Total Fund
                               12b-1        Other       Operating
              Management Fees    Fees     Expenses       Expenses
Class A            0.52%        0.25%       0.40%         1.17%
Class B            0.52%        1.00%       0.40%         1.92%
Class C            0.52%        1.00%       0.40%         1.92%
Class I            0.52%        0.00%       0.40%         0.92%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at End of Period      Assuming No
                                                         Redemption
After:       Class A   Class B   Class C   Class I   Class B   Class C
1 year       $ 687     $ 695     $ 395     $ 94      $ 195     $ 195
3 years      $ 925     $ 903     $ 603     $ 293     $ 603     $ 603
5 years      $ 1,182   $ 1,237   $1,037    $ 509     $ 1,037   $ 1,037
10 years     $ 1,914   $ 1,957   $ 2,243   $1,131    $ 1,957   $ 2,243

Global and International Funds 13

                               Latin America Fund
FUND FACTS:

Goal:
o   Long-Term Capital Growth

Principal Investment:
o   Latin American Equity Securities

Classes of Shares
Offered in this
Prospectus:
o   Class A
o   Class B
o   Class C
o   Class I

Investment Advisor:
o   Evergreen Investment Management Company, LLC

Portfolio Managers:
o   By Team

NASDAQ Symbols:
o   EKLAX (Class A)
o   EKLBX (Class B)
o   EKLCX (Class C)
o   EKLYX (Class I)

Dividend Payment Schedule:
o   Annually

   INVESTMENT GOAL

The Fund seeks long-term capital growth through investments in equity securities of Latin America.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in securities of issuers in Latin America and ordinarily maintains investments in at least three Latin American countries. An issuer is deemed to be in Latin America if it is organized under the laws of a country within that region; its principal securities trading market is in that region; it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that region; or it has at least 50% of its assets located in that region. The Fund will invest at least 25% of its assets in the securities of issuers primarily engaged in the energy, telecommunications and utility industries. The portfolio managers seek companies across all market capitalizations that have strong earnings growth driven by factors such as top line growth in market share or restructurings and also have attractive valuations. The Fund may also invest in debt securities issued by Latin American or North American public or private issuers with any rating or that are unrated. The Fund may invest up to 49% of its assets in below investment grade debt securities.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o    Stock Market Risk
o    Interest Rate Risk
o    Credit Risk
o    Foreign Investment Risk
o    Market Capitalization Risk
o    Investment Style Risk
o    Emerging Market Risk

The Fund may also be subject to the risks associated with investing in below investment grade bonds. Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

One of the major risk factors of investing in emerging markets is the vulnerability to political and economic changes. The emerging markets in Latin America have been highly volatile of late, particularly Brazil and Argentina, which is currently at a high level of fiscal indebtedness. The value of your investment may vary significantly as a result of the economic and political developments in Latin America.

An investment in a fund that concentrates its investments in a single sector or industry entails greater risk than an investment in a fund that invests its assets in numerous sectors or industries. The Fund may be vulnerable to any development in its concentration sector or industry that may weaken the sector or industry. As a result, the Fund's shares may fluctuate more widely in value than those of a fund investing in a number of different sectors or industries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

14 Global and International Funds

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since the Class A shares' inception on 11/1/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

1994          1995        1996       1997        1998
-8.70%        9.75%       17.59%     25.90%      -38.08%

1999          2000        2001
61.07%        -10.42%     -3.96

Best Quarter:           4th Quarter 1999         +41.51%
Worst Quarter:          3rd Quarter 1998         -27.42%

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2001), including applicable sales charges. The after-tax returns shown are for Class A, one of the Fund's oldest classes; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World) and Morgan Stanley Capital International Emerging Markets Free Latin America Index (MSCI EMFLA). MSCI World is an unmanaged broad market capitalization-weighted performance benchmark for all developed markets in the world. MSCI EMFLA is an unmanaged broad market capitalization-weighted performance benchmark of all the emerging markets in the Latin America MSCI universe. "Free" refers to securities that are purchasable by foreign investors without the local market restrictions. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001)*

              Inception                                Performance
              Date of                                  Since
              Class       1 year    5 year    10 year  11/1/1993
Class A       11/1/1993    -9.45%    0.37%      N/A       3.13%
Class A+      11/1/1993    -9.50%    -0.69%     N/A       2.05%
    (after taxes on distributions)
Class A+      11/1/1993    -5.76%    0.17%      N/A       2.24%
    (after taxes on distributions and sale of Fund
    Shares)
Class B       11/1/1993    -9.45%    0.51%      N/A       3.14%
Class C       11/1/1993    -6.60%    0.78%      N/A       3.12%
Class I       3/30/1998    -3.68%    1.77%      N/A       4.02%
MSCI World                -16.82%    5.33%      N/A       7.80%
MSCI EMFLA                 -0.39%    2.44%      N/A       4.67%
* Historical performance shown for Class I prior to its inception is based on the performance of Class A, one of the original classes offered along with Classes B and C. These historical returns for Class I include the effect of the 0.25% 12b-1 fees applicable to Class A. Classes B and C each pay 12b-1 fees of 1.00%. Class I does not pay 12b-1 fees. If these fees had not been reflected, returns for Class I would have been higher.

+The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 10/31/2001.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses        Class A  Class B  Class C  Class I

Maximum sales charge imposed            5.75%    None     None     None
on purchases (as a % of
offering price)

Maximum deferred sales                  None+    5.00%    2.00%    None
charge (as a % of either
the redemption amount or
initial investment whichever
is lower)

+Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                       Total Fund
                Management    12b-1        Other        Operating
                   Fees         Fees     Expenses       Expenses
Class A           0.66%        0.25%       0.97%          1.88%
Class B           0.66%        1.00%       0.97%          2.63%
Class C           0.66%        1.00%       0.97%          2.63%
Class I           0.66%        0.00%       0.97%          1.63%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at End of Period     Assuming No
                                                       Redemption
After:        Class A   Class B  Class C   Class I  Class B   Class C
1 year        $755      $766     $466      $166     $266      $266
3 years       $1,132    $1,117   $817      $514     $817      $817
5 years       $1,533    $1,595   $1,395    $887     $1,395    $1,395
10 years      $2,649    $2,697   $2,964    $1,933   $2,697    $2,964

Global and International Funds 15

                             Precious Metals Fund
FUND FACTS:

Goals:
o   Long-Term Capital Growth
o   Protection of Purchasing Power of Capital
o   Current Income

Principal Investment:
o   Precious Metal Common Stocks

Classes of Shares
Offered in this
Prospectus:
o   Class A
o   Class B
o   Class C
o   Class I

Investment Advisor:
o   Evergreen Investment Management Company, LLC

Portfolio Managers:
o   By Team

NASDAQ Symbols:
o   EKWAX (Class A)
o   EKWBX (Class B)
o   EKWCX (Class C)
o   EKWYX (Class I)

Dividend Payment Schedule:
o   Annually

   INVESTMENT GOAL

The Fund seeks long-term capital growth and protection of purchasing power of capital. Obtaining current income is a secondary objective.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in common stocks of companies that are engaged in, or which receive at least 50% of their revenue from other companies engaged in, exploration, mining, processing or dealing in gold or other precious metals and minerals. The Fund may also invest a portion of its assets in domestic or foreign issuers that operate in the Republic of South Africa, the principal location of the known free-world gold ore reserves. The Republic of South Africa is considered to be an emerging markets country. While the Fund may consider several factors in making investment decisions, the Fund typically seeks to invest in securities of issuers that have large material resources, have a low amount of forward hedge positions and that have access to capital. The Fund may seek income from dividends paid by its equity holdings. The Fund does not invest directly in precious metals and minerals although it may invest up to 25% of its assets in common or preferred stock of wholly owned subsidiaries that invest directly in precious metals and minerals.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o    Stock Market Risk
o    Foreign Investment Risk
o    Emerging Market Risk

The price of gold and other precious metals can fluctuate due to monetary and political developments such as the devaluation of currency or economic and social conditions within a country. Since much of the gold and precious metals are mined in South Africa, which is considered to be an emerging markets country, the economic and political situations in that country can affect the price of gold and precious metals located elsewhere.

An investment in a fund that concentrates its investments in a single sector or industry entails greater risk than an investment in a fund that invests its assets in numerous sectors or industries. The Fund may be vulnerable to any development in its concentration sector or industry that may weaken the sector or industry. As a result, the Fund's shares may fluctuate more widely in value than those of a fund investing in a number of different sectors or industries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

16 Global and International Funds

   PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)

1992          1993        1994       1995        1996
-13.58%       101.89%     -13.34%    -1.44%      2.54%

1997          1998        1999       2000        2001
-39.50%       -11.58%     2.94%      -14.01%     25.01%

Best Quarter:             2nd Quarter 1993       +35.28%
Worst Quarter:            4th Quarter 1997       -29.82%

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2001), including applicable sales charges. The after-tax returns shown are for Class B, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the FT-SE Gold Mines Index (FT-SE Gold Mines). S&P 500 is an unmanaged market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. FT-SE Gold Mines is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2001)*

              Inception                                   Performance
               Date of                                       Since
                Class      1 year     5 year   10 year     1/30/1978
Class A      1/20/1998     18.67%    -10.49%    -1.29%       6.01%
Class B      1/30/1978     20.01%    -10.29%    -1.00%       6.14%
Class B+     1/30/1978     19.50%    -10.65%    -1.35%        N/A
    (after taxes on distributions)
Class B+     1/30/1978     12.18%     -7.92%    -0.84%        N/A
    (after taxes on distributions and sale of Fund
    Shares)
Class C      1/29/1998     22.91%     -9.97%    -1.01%       6.13%
Class I      2/29/2000     26.14%     -9.62%    -0.81%       6.22%
S&P 500                    -11.87%    10.70%    12.94%      15.07%
FT-SE Gold Mines           22.68%     -14.49     N/A          N/A
S&P Gold & Precious        13.56%    -12.12%    -3.17%        N/A
Metals Index **
*Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A and I would have been higher.

**Effective January 31, 2002, the Fund's investment advisor changed the performance benchmark from the S&P Gold & Precious Metals Index to FT-SE Gold Mines. The investment advisor believes that FT-SE Gold Mines more accurately reflects the Fund's strategies and composition.

+The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 10/31/2001.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction ExpenseClass A  Class B  Class C  Class I

Maximum sales charge imposed   5.75%    None     None     None
on purchases (as a % of
offering price)

Maximum deferred sales         None+    5.00%    2.00%    None
charge (as a % of either
the redemption amount or
initial investment whichever
is lower)

+Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                       Total Fund
               Management    12b-1        Other        Operating
                  Fees       Fees       Expenses       Expenses
Class A           0.66%        0.25%       1.01%          1.92%
Class B           0.66%        1.00%       1.01%          2.67%
Class C           0.66%        1.00%       1.01%          2.67%
Class I           0.66%        0.00%       1.01%          1.67%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

              Assuming Redemption at End of Period     Assuming No
                                                       Redemption
After:        Class A   Class B  Class C   Class I  Class B   Class C
1 year        $759      $770     $470      $170     $270      $270
3 years       $1,143    $1,129   $829      $526     $829      $829
5 years       $1,552    $1,615   $1,415    $907     $1,415    $1,415
10 years      $2,689    $2,737   $3,003    $1,976   $2,737    $3,003

Global and International Funds 17

The Funds' Investment Advisors

An investment advisor manages a Fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen Funds is a subsidiary of Wachovia Corporation (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $320.5 billion in consolidated assets as of 1/31/2002. Wachovia Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and manages over $94.3 billion in assets for 104 of the Evergreen Funds as of 1/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 10/31/2001, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

Fund                                    % of the Fund's average
                                            daily net assets
Emerging Markets Growth Fund                     1.42%*
Global Leaders Fund                              0.87%
Global Opportunities Fund                        0.91%
International Bond Fund**                        0.36%*
International Growth Fund                        0.52%
Latin America Fund                               0.66%
Precious Metals Fund                             0.66%
* Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC. There were no changes in advisory fee rates.
**   The Fund  changed  its fiscal  year end from  September  30 to October  31,
     effective   October  31,  2001.  The  Fund's  aggregate   advisory  fee  is
     annualized.

First International Advisors, LLC (First International) is the investment sub-advisor to the Evergreen International Bond Fund. First International manages approximately $57.6 million in assets for one of the Evergreen Funds as of 1/31/2002. First International is located at Centurion House, 24 Monument Street, London EC3R 8AQ.

EIMC pays a portion of its advisory fee to First International for its services.

THE FUNDS' PORTFOLIO MANAGERS

Emerging Markets Growth Fund
International Growth Fund
Latin America Fund

Each  Fund  is  managed   individually   by  a  team  of  portfolio   management
professionals from EIMC's International team, with team members responsible for various sectors.

Global Leaders Fund

The Fund is managed by two teams of portfolio management professionals from EIMC's Large Cap Core Growth team and International team, with team members responsible for various sectors.

Global Opportunities Fund

The Fund is managed by two teams of portfolio management professionals from EIMC's Small/Mid Cap Growth team and International team, with team members responsible for various sectors.

International Bond Fund

The Fund is managed by a team of portfolio management professionals from First International.

Precious Metals Fund

The Fund is managed by a team of portfolio management professionals from EIMC's High Yield Bond team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

The Funds will invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading

18 Global and International Funds
     the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund offered in this prospectus offers up to four different share classes: Class A, Class B, Class C and Class I. To determine which classes of shares are offered by each Fund, see the Fund Facts section next to each Fund's Risk/Return Summary previously presented. Each class except Class I has its own sales charge. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

Class A

If you select Class A shares, you may pay a front-end sales charge of up to 5.75%, but you do not pay a deferred sales charge. In addition, Class A shares are subject to an expense, known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                       As a % of
                     NAV excluding    As a %         Dealer
Your                 sales charge    of your       commission
Investment                          investment   as a % of NAV
Up to $49,999            5.75%        6.10%          5.00%
$50,000-$99,999          4.50%        4.71%          4.25%
$100,000-$249,999        3.75%        3.90%          3.25%
$250,000-$499,999        2.50%        2.56%          2.00%
$500,000-$999,999        2.00%        2.04%          1.75%
$1,000,000-2,999,999     0.00%        0.00%       1.00% of the
$3,000,000-$4,999,999    0.00%        0.00%       0.50% of the
$5,000,000 or            0.00%        0.00%         0.25% of
greater                                          amounts equal
                                                   to or over
                                                   $5,000,000

Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within one year after the month of purchase.

Class A shares are offered at NAV to corporate or certain other qualified retirement plans, or non-qualified deferred compensation plans of Title I ERISA tax-sheltered annuities or TSA plans sponsored by an organization having 100 or more eligible employees (certain plans may require a greater number of eligible employees). Such purchases are subject to a dealer commission of 1.00% of the amount of purchase (subject to recapture upon early redemption) if redeemed within 12 months after the month of purchase.

Three ways you can reduce your Class A sales charges:

1. Rights of Accumulation. You may add the value of all of your existing Evergreen Funds investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

2. Letter of Intent. You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

3. Combined Purchases. You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen Funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).

Contact your investment professional or a service representative at the Evergreen Service Company, LLC at 1-800-343-2898 if you think you may qualify for any of these services. For more information on these services see "Sales Charge Waivers and Reductions" in the SAI.

Each Fund may also sell Class A shares at net asset value without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund, and the advisory affiliates of Wachovia Corporation, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase.

The amount of the deferred sales charge depends on the length of time the shares are held, as shown below:

                                                 Maximum
                                                Deferred
                                              Sales Charge
Time Held
Month of Purchase + First 12 Month Period         5.00%
Month of Purchase + Second 12 Month Period        4.00%
Month of Purchase + Third 12 Month Period         3.00%
Month of Purchase + Fourth 12 Month Period        3.00%
Month of Purchase + Fifth 12 Month Period         2.00%
Month of Purchase + Sixth 12 Month Period         1.00%
Thereafter                                        0.00%
After 7 years                                  Converts to
Dealer Allowance                                  5.00%

Global and International Funds 19

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C

Like Class B shares, you do not pay a front-end sales charge on Class C shares. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

                                                   Maximum
                                                  Deferred
                                                Sales Charge
Time Held
Month of Purchase + First 12 Month Period           2.00%
Month of Purchase +  Second 12 Month Period         1.00%
Thereafter                                          0.00%
Dealer Allowance                                    2.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Waiver of Class B or Class C Deferred Sales Charges

You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:

o When the shares were purchased through reinvestment of dividends/capital gains
o    Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA
o    Systematic withdrawals of up to 1.00% of the account balance per month
o    Loan proceeds and financial hardship distributions from a retirement plan
o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Class I (formerly Class Y)

Each Fund offers Class I shares at net asset value without a front-end sales charge, deferred sales charge or 12b-1 fees. Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen Fund (or its advisory affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen Fund on or before December 31, 1994.

Calculating the Deferred Sales Charge

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the net asset value of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by NASD Regulation, Inc., paid to EDI or its predecessor.

Promotional Incentives on Dealer Commissions

EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please consult the SAI for more information regarding promotional incentives.

20 Global and International Funds

How To Buy Shares

Evergreen Funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional or an Evergreen service representative.

---------------- --------------- --------------- ------------
                 Minimum         Minimum         Minimum
                 Initial         Initial         Additional
                 Purchase of     Purchase of     Purchases
                 Class A, B      Class I shares
                 and C shares
---------------- --------------- --------------- ------------
Regular          $1,000          $1,000,000^     None
Accounts
---------------- --------------- --------------- ------------
IRAs             $250            N/A^^           None
---------------- --------------- --------------- ------------
Systematic       $50             N/A^^           $25/monthly
Investment Plan                                  (for
                                                 Classes A,
                                                 B and C) ^^
---------------- --------------- --------------- ------------
^Minimum initial purchase amount does not apply to former Class Y shareholders. ^^Former Class Y shareholders may invest at the Class A, B and C share amounts.

-------------------- ---------------------------------------------------------------------- ----------------------------------------
Method               Opening an Account                                                     Adding to an Account
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Mail or through   o  Complete and sign the account application. Applications may         o  Make your check payable to
an Investment           be downloaded off our website at www.evergreeninvestments.com.         Evergreen Funds.
Professional         o  Make the check payable to Evergreen Funds. Cash, credit             o  Write a note specifying:
                        cards, third party checks, credit card checks or money orders          -  the Fund name
                        will not be accepted.                                                  -  share class
                     o  Mail the application and your check to the address below:              -  your account number
                          Postal Address:                  Overnight Address:                  -  the name(s) in which the account
                          Evergreen Service Company, LLC   Evergreen Service Company, LLC         is registered.
                          P.O. Box 8400                    200 Berkeley St.                 o  Mail to the address to the left
                          Boston, MA  02266-8400           Boston, MA  02116-5034              or deliver to your investment
                     o  Or  deliver  them  to  your  investment   professional                 professional.
                        (provided  he or she has a  broker-dealer  arrangement
                        with EDI.)
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Phone             o  Call 1-800-343-2898 to set up an account number and get             o  Call the Evergreen Express Line
                        wiring instructions.                                                   at 1-800-346-3858 24 hours a day or
                     o  Instruct your bank to wire or transfer your purchase (they             to speak with an Evergreen service
                        may charge a wiring fee).                                              representative call 1-800-343-2898
                     o  Complete the account application and mail to:                          between 8 a.m. and 6 p.m. Eastern
                          Postal Address:                  Overnight Address:                  time, on any business day.
                          Evergreen Service Company, LLC   Evergreen Service Company, LLC   o  If your bank account is set up on
                          P.O. Box 8400                    200 Berkeley St.                    file, you can request either:
                          Boston, MA  02266-8400           Boston, MA  02116-5034              -  Federal Funds Wire (offers
                     o  Trades accepted after 4 p.m. Eastern time on market trading               immediate access to funds) or
                        days will receive the next market day's closing price.*                -  Electronic transfer through the
                                                                                                  Automated Clearing House which
                                                                                                  avoids wiring fees.
-------------------- ---------------------------------------------------------------------- ----------------------------------------
By Exchange          o  You can make an  additional  investment  by exchange from an existing  Evergreen  Funds account by contacting your investment professional or an Evergreen service representative, or by calling the
                        Evergreen  Express Line at  1-800-346-3858 or visiting our website at www.evergreeninvestments.com. **
                     o  You can only exchange shares from your account within the same class and under the same registration.
                     o  There is no sales charge or redemption fee when exchanging funds within the  Evergreen  Funds  family.***
                     o  Orders  placed before 4 p.m.  Eastern time on market trading days will be processed at that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market day's closing price.*
                     o  Exchanges are limited to three per calendar quarter,  but in no event more than five per  calendar  year.
                     o  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee  (See "Exceptions: Redemption Requests That Require A Signature Guarantee" on the next page.)
-------------------- ---------------------------------------------------------------------------------------------------------------
Systematic           o  You can transfer money automatically from your bank                 o  To establish automatic investing for
Investment Plan         account into your Fund account on a monthly or quarterly               an existing account, call
(SIP) +                 basis.                                                                 1-800-343-2898 for an application.
                     o  Initial investment minimum is $50 if you invest at                  o  The minimum is $25 per month or $75
                        least $25 per month with this service.                                 per quarter.
                     o  To enroll, check off the box on the account application             o  You can also establish an investing
                        and provide:                                                           program through direct deposit from
                        -  your bank account information                                       your paycheck. Call 1-800-343-2898
                        -  the amount and date of your monthly or quarterly                    for details.
                           investment
-------------------- ------------------------------------------------------------------ --------------------------------------------

* The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.
** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.
***This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge. +Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia Corporation (Wachovia) and its affiliates when the employee enrolls in a new Evergreen SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen Funds for employees of Wachovia when the employee enrolls in a new Evergreen SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with First Union Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

Global and International Funds 21

How To Redeem Shares

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

----------------- ---------------------------------------------------------------------------------------------------------------
Methods           Requirements
----------------- ---------------------------------------------------------------------------------------------------------------
Call Us           o  Call the Evergreen Express Line at 1-800-346-3858 24 hours  a day  or  to  speak  with  an  Evergreen  service representative call  1-800-343-2898  between 8 a.m. and 6 p.m. Eastern time, on any business day.
                  o  This service must be authorized  ahead of time,  and is only available  for regular  accounts.*
                  o  All  authorized  requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the following business day. **
                  o  We can either:
                     -  wire the proceeds into your bank account (service charges may apply)
                     -  electronically transmit the proceeds to your bank account via the Automated Clearing House service
                     -  mail you a check.
                  o  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                  o  See  "Exceptions:  Redemption  Requests  That  Require  A Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.
----------------- ---------------------------------------------------------------------------------------------------------------
Write Us          o  You can mail a redemption request to:
                       Postal Address:                  Overnight Address:
                       Evergreen Service Company, LLC   Evergreen Service Company, LLC
                       P.O. Box 8400                    200 Berkeley St.
                       Boston, MA  02266-8400           Boston, MA  02116-5034
                  o  Your letter of instructions must:
                     -  list the Fund name and the account number
                     -  indicate the number of shares or dollar value you wish to redeem
                     -  be signed by the registered owner(s).
                  o  See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
                  o  To redeem from an IRA or other retirement account, call 1-800-343-2898 for special instructions.
----------------- ---------------------------------------------------------------------------------------------------------------
Redeem Your       o  You may also redeem your shares by contacting your investment professional or an Evergreen service representative.
                  o  A fee may be charged for this service.
----------------- ---------------------------------------------------------------------------------------------------------------
Systematic        o  You can transfer  money  automatically  from your Fund account on a monthly or quarterly basis -
Withdrawal           without redemption fees.
Plan (SWP)        o  The  withdrawal  can be  mailed to you,  or  deposited  directly  into your bank account.
                  o  The minimum is $75 per month.
                  o  The maximum is 1.00% of your  account per month or 3.00% per quarter.
                  o  To enroll, call 1-800-343-2898 for instructions.
----------------- ---------------------------------------------------------------------------------------------------------------

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

** The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees: o You are redeeming more than $50,000. Who Can Provide A Signature Guarantee: o You want the proceeds transmitted to a bank account not listed on the account. o Commercial Bank o You want the proceeds payable to anyone other than the registered owner(s) of o Trust Company o Either your address or the address of your bank account has been changed within o
Savings Association o The account is registered in the name of a fiduciary corporation or any other o Credit Union In these cases, additional documentation is required: o Member of a U.S. stock corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

22 Global and International Funds

OTHER SERVICES

Evergreen Express Line
1-800-346-3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction (Class A, Class B and Class C only)
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at www.evergreeninvestments.com for more information.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinstatement Privileges

Within 90 days of redemption you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen Fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains) o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays either an annual or quarterly dividend from the dividends, interest and other income on the securities in which it invests. The frequency of dividends for each Fund is listed under the Fund Facts section in the summary of each Fund previously presented.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Global and International Funds 23

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans

You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. Up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares may be payable as 12b-1 fees. However, currently the 12b-1 fees for Class A shares are limited to 0.25% of the average daily net assets of the class. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Funds may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: (i) your total return in the Fund is reduced in direct proportion to the fees; (ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

24 Global and International Funds

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a complete picture of the Funds' financial statements, please see the Funds' Annual Reports as well as the SAI.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Emerging Markets Growth Fund
--------------------------------------------------------------------------------

                                                                                    Year Ended October 31,
                                                              -----------------------------------------------------------------
                                                                2001 #        2000 #        1999 #        1998 #        1997 #
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    8.56     $    9.32     $    7.90     $    9.99     $    8.46
                                                              =========     =========     =========     =========     =========
Income from investment operations
Net investment income (loss)                                      (0.02)        (0.06)        (0.01)         0.14             0
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                       (1.82)        (0.70)         1.44         (1.98)         1.53
                                                              ---------     ---------     ---------     ---------     ---------
Total from investment operations                                  (1.84)        (0.76)         1.43         (1.84)         1.53
                                                              ---------     ---------     ---------     ---------     ---------

Distributions to shareholders from
Net investment income                                                 0             0         (0.01)            0             0
Net realized gains                                                    0             0             0         (0.25)            0
                                                              ---------     ---------     ---------     ---------     ---------
Total distributions to shareholders                                   0             0         (0.01)        (0.25)            0
                                                              ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                                $    6.72     $    8.56     $    9.32     $    7.90     $    9.99
                                                              =========     =========     =========     =========     =========
Total return*                                                    (21.50%)       (8.15%)       18.16%       (18.89%)       18.09%
Ratios and supplemental data
Net assets, end of period (thousands)                         $   3,949     $   6,331     $   8,390     $   6,195     $   2,777
Ratios to average net assets
  Expenses++                                                       2.35%         2.18%         2.16%         2.04%         1.75%
  Net investment income (loss)                                    (0.26%)       (0.58%)       (0.09%)        1.54%        (0.02%)
Portfolio turnover rate                                              45%           57%          205%          380%          157%

                                                                                    Year Ended October 31,
                                                              -----------------------------------------------------------------
                                                                2001 #        2000 #        1999 #        1998 #        1997 #
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    8.22     $    9.01     $    7.69     $    9.85     $    8.39
                                                              =========     =========     =========     =========     =========
Income from investment operations
Net investment income (loss)                                      (0.07)        (0.14)        (0.08)         0.08         (0.08)
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                       (1.74)        (0.65)         1.41         (1.99)         1.54
                                                              ---------     ---------     ---------     ---------     ---------
Total from investment operations                                  (1.81)        (0.79)         1.33         (1.91)         1.46
                                                              ---------     ---------     ---------     ---------     ---------

Distributions to shareholders from
Net investment income                                                 0             0         (0.01)            0             0
Net realized gains                                                    0             0             0         (0.25)            0
                                                              ---------     ---------     ---------     ---------     ---------
Total distributions to shareholders                                   0             0         (0.01)        (0.25)            0
                                                              ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                                $    6.41     $    8.22     $    9.01     $    7.69     $    9.85
                                                              =========     =========     =========     =========     =========
Total return*                                                    (22.02%)       (8.77%)       17.32%       (19.89%)       17.40%
Ratios and supplemental data
Net assets, end of period (thousands)                         $   1,690     $   2,379     $   3,452     $   2,970     $   4,020
Ratios to average net assets
  Expenses++                                                       3.10%         2.93%         2.90%         2.78%         2.50%
  Net investment income (loss)                                    (0.98%)       (1.32%)       (0.97%)        0.80%        (0.79%)
Portfolio turnover rate                                              45%           57%          205%          380%          157%

*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income (loss) is based on average shares outstanding during the period.

Global and International Funds 25

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Emerging Markets Growth Fund
--------------------------------------------------------------------------------

                                                                                    Year Ended October 31,
                                                              -----------------------------------------------------------------
                                                                2001 #        2000 #        1999 #        1998 #        1997 #
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     8.23    $     9.02    $     7.68    $     9.85    $     8.38
                                                              ==========    ==========    ==========    ==========    ==========
Income from investment operations
Net investment income (loss)                                       (0.07)        (0.14)        (0.08)         0.05         (0.06)
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                        (1.74)        (0.65)         1.43         (1.97)         1.53
                                                              ----------    ----------    ----------    ----------    ----------
Total from investment operations                                   (1.81)        (0.79)         1.35         (1.92)         1.47
                                                              ----------    ----------    ----------    ----------    ----------

Distributions to shareholders from
Net investment income                                                  0             0         (0.01)            0             0
Net realized gains                                                     0             0             0         (0.25)            0
                                                              ----------    ----------    ----------    ----------    ----------
Total distributions to shareholders                                    0             0         (0.01)        (0.25)            0
                                                              ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                                $     6.42    $     8.23    $     9.02    $     7.68    $     9.85
                                                              ==========    ==========    ==========    ==========    ==========
Total return*                                                     (21.99%)       (8.76%)       17.60%       (20.00%)       17.50%
Ratios and supplemental data
Net assets, end of period (thousands)                         $      527    $      578    $    1,024    $      577    $    1,282
Ratios to average net assets
  Expenses++                                                        3.10%         2.93%         2.90%         2.78%         2.50%
  Net investment income (loss)                                     (0.96%)       (1.30%)       (0.96%)        0.59%        (0.61%)
Portfolio turnover rate                                               45%           57%          205%          380%          157%

                                                                                    Year Ended October 31,
                                                              -----------------------------------------------------------------
                                                                2001 #        2000 #        1999 #        1998 #        1997 #
---------------------------------------------------------------------------------------------------------------------------------
CLASS I**
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     8.67    $     9.41    $     7.96    $    10.04    $     8.48
                                                              ==========    ==========    ==========    ==========    ==========
Income from investment operations
Net investment income (loss)                                           0         (0.04)            0          0.16          0.03
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                        (1.84)        (0.70)         1.47         (1.98)         1.53
                                                              ----------    ----------    ----------    ----------    ----------
Total from investment operations                                   (1.84)        (0.74)         1.47         (1.82)         1.56
                                                              ----------    ----------    ----------    ----------    ----------

Distributions to shareholders from
Net investment income                                                  0             0         (0.02)        (0.01)            0
Net realized gains                                                     0             0             0         (0.25)            0
                                                              ----------    ----------    ----------    ----------    ----------
Total distributions to shareholders                                    0             0         (0.02)        (0.26)            0
                                                              ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                                $     6.83    $     8.67    $     9.41    $     7.96    $    10.04
                                                              ==========    ==========    ==========    ==========    ==========
Total return                                                      (21.22%)       (7.86%)       18.57%       (18.63%)       18.40%
Ratios and supplemental data
Net assets, end of period (thousands)                         $   34,178    $   47,992    $   52,372    $   48,953    $   61,142
Ratios to average net assets
  Expenses++                                                        2.10%         1.94%         1.91%         1.78%         1.50%
  Net investment income (loss)                                      0.02%        (0.36%)        0.04%         1.71%         0.25%
Portfolio turnover rate                                               45%           57%          205%          380%          157%

*     Excluding applicable sales charges.
** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income (loss) is based on average shares outstanding during the period.


26 Global and International Funds

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Global Leaders Fund
--------------------------------------------------------------------------------

                                                                                      Year Ended October 31,
                                                              --------------------------------------------------------------------
                                                                2001 #         2000 #         1999 #         1998 #         1997 #
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  19.09       $  18.35       $  14.95       $  13.67       $  11.91
                                                              ========       ========       ========       ========       ========
Income from investment operations
Net investment loss                                              (0.05)         (0.03)         (0.06)         (0.04)         (0.01)
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                      (4.30)          1.09           3.46           1.38           1.78
                                                              --------       --------       --------       --------       --------
Total from investment operations                                 (4.35)          1.06           3.40           1.34           1.77
                                                              --------       --------       --------       --------       --------

Distributions to shareholders from
Net realized gains                                               (0.82)         (0.32)             0          (0.06)         (0.01)
                                                              --------       --------       --------       --------       --------
Total distributions to shareholders                              (0.82)         (0.32)             0          (0.06)         (0.01)
                                                              --------       --------       --------       --------       --------

Net asset value, end of period                                $  13.92       $  19.09       $  18.35       $  14.95       $  13.67
                                                              ========       ========       ========       ========       ========
Total return*                                                   (23.60%)         5.82%         22.74%          9.82%         14.88%
Ratios and supplemental data
Net assets, end of period (thousands)                         $121,223       $134,930       $185,806       $142,622       $ 38,604
Ratios to average net assets
  Expenses++                                                      1.76%          1.69%          1.79%          1.85%          1.91%
  Net investment loss                                            (0.34%)        (0.16%)        (0.37%)        (0.25%)        (0.05%)
Portfolio turnover rate                                             24%            32%            33%            16%            29%

                                                                                      Year Ended October 31,
                                                              --------------------------------------------------------------------
                                                                2001 #         2000 #         1999 #         1998 #         1997 #
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  18.49       $  17.92       $  14.70       $  13.52       $  11.87
                                                              ========       ========       ========       ========       ========
Income from investment operations
Net investment loss                                              (0.16)         (0.19)         (0.19)         (0.16)         (0.11)
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                      (4.14)          1.08           3.41           1.40           1.77
                                                              --------       --------       --------       --------       --------
Total from investment operations                                 (4.30)          0.89           3.22           1.24           1.66
                                                              --------       --------       --------       --------       --------

Distributions to shareholders from
Net realized gains                                               (0.82)         (0.32)             0          (0.06)         (0.01)
                                                              --------       --------       --------       --------       --------
Total distributions to shareholders                              (0.82)         (0.32)             0          (0.06)         (0.01)
                                                              --------       --------       --------       --------       --------

Net asset value, end of period                                $  13.37       $  18.49       $  17.92       $  14.70       $  13.52
                                                              ========       ========       ========       ========       ========
Total return*                                                   (24.12%)         5.00%         21.90%          9.19%         14.01%
Ratios and supplemental data
Net assets, end of period (thousands)                         $151,189       $224,523       $207,433       $166,556       $134,375
Ratios to average net assets
  Expenses++                                                      2.50%          2.43%          2.58%          2.61%          2.66%
  Net investment loss                                            (1.09%)        (0.93%)        (1.16%)        (1.09%)        (0.83%)
Portfolio turnover rate                                             24%            32%            33%            16%            29%

*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment loss is based on average shares outstanding during the period.


Global and International Funds 27

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Global Leaders Fund
--------------------------------------------------------------------------------

                                                                                    Year Ended October 31,
                                                              ------------------------------------------------------------------
                                                                2001 #        2000 #        1999 #        1998 #        1997 #
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    18.46    $    17.89    $    14.67    $    13.51    $    11.86
                                                              ==========    ==========    ==========    ==========    ==========
Income from investment operations
Net investment loss                                                (0.16)        (0.18)        (0.19)        (0.16)        (0.11)
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                        (4.14)         1.07          3.41          1.38          1.77
                                                              ----------    ----------    ----------    ----------    ----------
Total from investment operations                                   (4.30)         0.89          3.22          1.22          1.66
                                                              ----------    ----------    ----------    ----------    ----------

Distributions to shareholders from
Net realized gains                                                 (0.82)        (0.32)            0         (0.06)        (0.01)
                                                              ----------    ----------    ----------    ----------    ----------
Total distributions to shareholders                                (0.82)        (0.32)            0         (0.06)        (0.01)
                                                              ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                                $    13.34    $    18.46    $    17.89    $    14.67    $    13.51
                                                              ==========    ==========    ==========    ==========    ==========
Total return*                                                     (24.16%)        5.01%        21.95%         9.05%        14.02%
Ratios and supplemental data
Net assets, end of period (thousands)                         $   63,449    $    6,062    $    4,486    $    3,875    $    2,386
Ratios to average net assets
  Expenses++                                                        2.60%         2.43%         2.57%         2.61%         2.65%
  Net investment loss                                              (1.18%)       (0.91%)       (1.15%)       (1.06%)       (0.80%)
Portfolio turnover rate                                               24%           32%           33%           16%           29%

                                                                                    Year Ended October 31,
                                                              ------------------------------------------------------------------
                                                                2001 #        2000 #        1999 #        1998 #        1997 #
---------------------------------------------------------------------------------------------------------------------------------
CLASS I**
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    19.33    $    18.54    $    15.05    $    13.71    $    11.91
                                                              ==========    ==========    ==========    ==========    ==========
Income from investment operations
Net investment income (loss)                                       (0.02)         0.01         (0.03)        (0.01)         0.03
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                        (4.35)         1.10          3.52          1.41          1.78
                                                              ----------    ----------    ----------    ----------    ----------
Total from investment operations                                   (4.37)         1.11          3.49          1.40          1.81
                                                              ----------    ----------    ----------    ----------    ----------

Distributions to shareholders from
Net realized gains                                                 (0.82)        (0.32)            0         (0.06)        (0.01)
                                                              ----------    ----------    ----------    ----------    ----------
Total distributions to shareholders                                (0.82)        (0.32)            0         (0.06)        (0.01)
                                                              ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                                $    14.14    $    19.33    $    18.54    $    15.05    $    13.71
                                                              ==========    ==========    ==========    ==========    ==========
Total return                                                      (23.40%)        6.03%        23.19%        10.23%        15.22%
Ratios and supplemental data
Net assets, end of period (thousands)                         $   21,386    $   42,018    $   47,043    $   41,873    $   35,461
Ratios to average net assets
  Expenses++                                                        1.49%         1.43%         1.57%         1.61%         1.64%
  Net investment income (loss)                                     (0.11%)        0.07%        (0.16%)       (0.09%)        0.23%
Portfolio turnover rate                                               24%           32%           33%           16%           29%

*     Excluding applicable sales charges.
** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment loss is based on average shares outstanding during the period.


28 Global and International Funds

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Global Opportunities Fund
--------------------------------------------------------------------------------

                                                                     Year Ended October 31,                         Year Ended
                                                 ------------------------------------------------------------      September 30,
                                                  2001 #      2000 #       1999 #       1998 #     1997 (a) #         1997 #
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 27.82     $  26.08     $  19.26     $  23.53     $  24.90         $  24.56
                                                 =======     ========     ========     ========     ========         ========
Income from investment operations
Net investment income (loss)                       (0.14)       (0.25)       (0.18)       (0.12)        0.02            (0.17)
Net realized and unrealized gains or losses on
  securities and foreign currency related
  transactions                                     (5.26)        6.89         8.22        (2.62)       (1.39)            1.76
                                                 -------     --------     --------     --------     --------         --------
Total from investment operations                   (5.40)        6.64         8.04        (2.74)       (1.37)            1.59
                                                 -------     --------     --------     --------     --------         --------

Distributions to shareholders from
Net realized gains                                 (7.00)       (4.90)       (1.22)       (1.53)           0            (1.25)
                                                 -------     --------     --------     --------     --------         --------
Total distributions to shareholders                (7.00)       (4.90)       (1.22)       (1.53)           0            (1.25)
                                                 -------     --------     --------     --------     --------         --------

Net asset value, end of period                   $ 15.42     $  27.82     $  26.08     $  19.26     $  23.53         $  24.90
                                                 =======     ========     ========     ========     ========         ========
Total return*                                     (24.33%)      27.91%       44.04%      (12.42%)      (5.50%)           6.95%
Ratios and supplemental data
Net assets, end of period (thousands)            $56,546     $ 68,513     $ 53,533     $ 58,944     $ 98,031         $113,477
Ratios to average net assets
  Expenses++                                        1.77%        1.68%        1.77%        1.81%        1.87%+           1.67%
  Net investment loss                              (0.82%)      (0.82%)      (0.81%)      (0.54%)      (1.40%)+         (0.69%)
Portfolio turnover rate                              210%         218%         136%         127%           7%              72%

                                                                     Year Ended October 31,                         Year Ended
                                                 ------------------------------------------------------------      September 30,
                                                  2001 #      2000 #       1999 #       1998 #     1997 (a) #         1997 #
--------------------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 25.79     $  24.65     $  18.39     $  22.69     $  24.03         $  23.92
                                                 =======     ========     ========     ========     ========         ========
Income from investment operations
Net investment loss                                (0.24)       (0.45)       (0.32)       (0.28)       (0.06)           (0.32)
Net realized and unrealized gains or losses on
  securities and foreign currency related
  transactions                                     (4.77)        6.49         7.80        (2.49)       (1.28)            1.68
                                                 -------     --------     --------     --------     --------         --------
Total from investment operations                   (5.01)        6.04         7.48        (2.77)       (1.34)            1.36
                                                 -------     --------     --------     --------     --------         --------

Distributions to shareholders from
Net realized gains                                 (7.00)       (4.90)       (1.22)       (1.53)           0            (1.25)
                                                 -------     --------     --------     --------     --------         --------
Total distributions to shareholders                (7.00)       (4.90)       (1.22)       (1.53)           0            (1.25)
                                                 -------     --------     --------     --------     --------         --------

Net asset value, end of period                   $ 13.78     $  25.79     $  24.65     $  18.39     $  22.69         $  24.03
                                                 =======     ========     ========     ========     ========         ========
Total return*                                     (24.86%)      26.94%       43.02%      (13.06%)      (5.58%)           6.14%
Ratios and supplemental data
Net assets, end of period (thousands)            $78,946     $143,909     $111,267     $122,147     $216,471         $238,936
Ratios to average net assets
  Expenses++                                        2.52%        2.43%        2.53%        2.55%        2.62%+           2.46%
  Net investment loss                              (1.58%)      (1.58%)      (1.57%)      (1.30%)      (2.15%)+         (1.45%)
Portfolio turnover rate                              210%         218%         136%         127%           7%              72%

(a) For the one month ended October 31, 1997. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1997.
*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.
# Net investment income (loss) is based on average shares outstanding during the period.


Global and International Funds 29

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Global Opportunities Fund
--------------------------------------------------------------------------------

                                                                     Year Ended October 31,                         Year Ended
                                                 ------------------------------------------------------------      September 30,
                                                  2001 #      2000 #       1999 #       1998 #     1997 (a)           1997 #
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 25.86     $  24.70     $  18.43     $  22.73     $  24.07         $ 23.97
                                                 =======     ========     ========     ========     ========         =======
Income from investment operations
Net investment loss                                (0.24)       (0.45)       (0.32)       (0.28)       (0.07)          (0.33)
Net realized and unrealized gains or losses
  on securities and foreign currency related
  transactions                                     (4.79)        6.51         7.81        (2.49)       (1.27)           1.68
                                                 -------     --------     --------     --------     --------         -------
Total from investment operations                   (5.03)        6.06         7.49        (2.77)       (1.34)           1.35
                                                 -------     --------     --------     --------     --------         -------

Distributions to shareholders from
Net realized gains                                 (7.00)       (4.90)       (1.22)       (1.53)           0           (1.25)
                                                 -------     --------     --------     --------     --------         -------
Total distributions to shareholders                (7.00)       (4.90)       (1.22)       (1.53)           0           (1.25)
                                                 -------     --------     --------     --------     --------         -------

Net asset value, end of period                   $ 13.83     $  25.86     $  24.70     $  18.43     $  22.73         $ 24.07
                                                 =======     ========     ========     ========     ========         =======
Total return*                                     (24.88%)      26.97%       42.98%      (13.03%)      (5.57%)          6.08%
Ratios and supplemental data
Net assets, end of period (thousands)            $18,759     $ 29,427     $ 19,963     $ 23,043     $ 43,869         $49,524
Ratios to average net assets
  Expenses++                                        2.52%        2.43%        2.53%        2.56%        2.62%+          2.45%
  Net investment loss                              (1.57%)      (1.57%)      (1.57%)      (1.31%)      (2.15%)+        (1.48%)
Portfolio turnover rate                              210%         218%         136%         127%           7%             72%

                                                                     Year Ended October 31,                         Year Ended
                                                 ------------------------------------------------------------      September 30,
                                                  2001 #      2000 #       1999 #       1998 #     1997 (a)         1997 # (b)
--------------------------------------------------------------------------------------------------------------------------------
CLASS I**
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 28.03     $  26.19     $  19.58     $  23.90     $  25.24         $ 23.05
                                                 =======     ========     ========     ========     ========         =======
Income from investment operations
Net investment income (loss)                       (0.10)       (0.15)       (0.20)        0.09            0           (0.28)
Net realized and unrealized gains or losses
  on securities and foreign currency related
  transactions                                     (5.34)        6.89         8.03        (2.88)       (1.34)           2.47
                                                 -------     --------     --------     --------     --------         -------
Total from investment operations                   (5.44)        6.74         7.83        (2.79)       (1.34)           2.19
                                                 -------     --------     --------     --------     --------         -------

Distributions to shareholders from
Net realized gains                                 (7.00)       (4.90)       (1.22)       (1.53)           0               0
                                                 -------     --------     --------     --------     --------         -------
Total distributions to shareholders                (7.00)       (4.90)       (1.22)       (1.53)           0               0
                                                 -------     --------     --------     --------     --------         -------

Net asset value, end of period                   $ 15.59     $  28.03     $  26.19     $  19.58     $  23.90         $ 25.24
                                                 =======     ========     ========     ========     ========         =======
Total return                                      (24.27%)      28.22%       42.20%      (12.45%)      (5.31%)          9.50%
Ratios and supplemental data
Net assets, end of period (thousands)            $   538     $    782     $    231     $     31     $      0         $     0
Ratios to average net assets
  Expenses++                                        1.52%        1.42%        1.72%        1.49%        1.62%+          1.42%+
  Net investment income (loss)                     (0.56%)      (0.48%)      (0.49%)       0.17%       (1.62%)+        (1.22%)+
Portfolio turnover rate                              210%         218%         136%         127%           7%             72%

(a) For the one month ended October 31, 1997. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1997.
(b) For the period from January 13, 1997 (commencement of class operations) to September 30, 1997.
*     Excluding applicable sales charges.
** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.
# Net investment income (loss) is based on average shares outstanding during the period.


30 Global and International Funds

--------------------------------------------------------------------------------
                                   EVERGREEN
                            International Bond Fund
--------------------------------------------------------------------------------

                                                                   Year Ended September 30,           Year Ended June 30,
                                     Period Ended       --------------------------------------------  -------------------
                                  October 31, 2001 (a)   2001       2000       1999     1998 (b)(c)#   1998 (b)  1997 (b)
-------------------------------------------------------------------------------------------------------------------------
CLASS I
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                              $  8.43        $  8.17    $  9.51    $  9.52      $  9.32     $  9.54   $  9.70
                                         =======        =======    =======    =======      =======     =======   =======
Income from investment
  operations
Net investment income                       0.04           0.42       0.43       0.40         0.11        0.47      0.49
Net realized and unrealized
  gains or losses on securities
  and foreign currency related
  transactions                              0.14           0.37      (1.21)     (0.03)        0.22       (0.06)     0.09
                                         -------        -------    -------    -------      -------     -------   -------
Total from investment operations            0.18           0.79      (0.78)      0.37         0.33        0.41      0.58
                                         -------        -------    -------    -------      -------     -------   -------

Distributions to
  shareholders from
Net investment income                          0          (0.53)     (0.56)     (0.38)       (0.13)      (0.63)    (0.74)
                                         -------        -------    -------    -------      -------     -------   -------

Net asset value, end of
  period                                 $  8.61        $  8.43    $  8.17    $  9.51      $  9.52     $  9.32   $  9.54
                                         =======        =======    =======    =======      =======     =======   =======
Total return                                2.14%          9.90%     (4.87%)     3.96%        3.56%       4.42%     6.18%
Ratios and supplemental data
Net assets, end of period
  (thousands)                            $65,582        $64,824    $71,910    $55,258      $46,607     $36,722   $34,590
Ratios to average net assets
  Expenses++                                0.67%+         0.71%      0.70%      0.69%        0.76%+      0.81%     0.85%
  Net investment income                     5.30%+         5.03%      4.52%      4.18%        4.89%+      4.90%     5.14%
Portfolio turnover rate                        0%            66%        64%       158%           3%         46%       90%


Global and International Funds 31

--------------------------------------------------------------------------------
                                   EVERGREEN
                           International Growth Fund
--------------------------------------------------------------------------------

                                                                                Year Ended October 31,
                                                                  --------------------------------------------------
                                                                   2001 #         2000 #       1999 #      1998(a) #
--------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  8.61       $  8.72       $  7.47      $  6.88
                                                                  =======       =======       =======      =======
Income from investment operations
Net investment income                                                0.05          0.07          0.06         0.10
Net realized and unrealized gains or losses on securities,
  futures contracts and foreign currency related transactions       (1.50)         0.34          1.19         0.49
                                                                  -------       -------       -------      -------
Total from investment operations                                    (1.45)         0.41          1.25         0.59
                                                                  -------       -------       -------      -------

Distributions to shareholders from
Net investment income                                               (0.02)        (0.11)            0            0
Net realized gains                                                  (0.67)        (0.41)            0            0
                                                                  -------       -------       -------      -------
Total distributions to shareholders                                 (0.69)        (0.52)            0            0
                                                                  -------       -------       -------      -------

Net asset value, end of period                                    $  6.47       $  8.61       $  8.72      $  7.47
                                                                  =======       =======       =======      =======
Total return*                                                      (18.20%)        4.66%        16.73%        8.58%
Ratios and supplemental data
Net assets, end of period (millions)                              $   150       $   132       $   128      $   129
Ratios to average net assets
  Expenses++                                                         1.17%         1.15%         1.22%        1.53%+
  Net investment income                                              0.76%         0.72%         0.77%        1.08%+
Portfolio turnover rate                                               129%          145%          131%         155%

                                                                                       Year Ended October 31,
                                                                  ----------------------------------------------------------------
                                                                   2001 #        2000 #        1999 #       1998 #        1997 #
----------------------------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  8.49       $  8.62       $  7.43      $  8.65       $  7.69
                                                                  =======       =======       =======      =======       =======
Income from investment operations
Net investment income (loss)                                            0         (0.01)            0        (0.02)        (0.05)
Net realized and unrealized gains or losses on securities,
  futures contracts and foreign currency related transactions       (1.48)         0.35          1.19         0.67          1.27
                                                                  -------       -------       -------      -------       -------
Total from investment operations                                    (1.48)         0.34          1.19         0.65          1.22
                                                                  -------       -------       -------      -------       -------

Distributions to shareholders from
Net investment income                                               (0.01)        (0.06)            0        (0.33)        (0.10)
Net realized gains                                                  (0.67)        (0.41)            0        (1.54)        (0.16)
                                                                  -------       -------       -------      -------       -------
Total distributions to shareholders                                 (0.68)        (0.47)            0        (1.87)        (0.26)
                                                                  -------       -------       -------      -------       -------

Net asset value, end of period                                    $  6.33       $  8.49       $  8.62      $  7.43       $  8.65
                                                                  =======       =======       =======      =======       =======
Total return*                                                      (18.78%)        3.86%        16.02%        9.35%        15.69%
Ratios and supplemental data
Net assets, end of period (millions)                              $    37       $    50       $    64      $    75       $   152
Ratios to average net assets
  Expenses++                                                         1.92%         1.90%         1.97%        2.30%         2.39%
  Net investment income (loss)                                       0.04%        (0.11%)        0.01%       (0.13%)       (0.49%)
Portfolio turnover rate                                               129%          145%          131%         155%          101%

(a) For the period from January 20, 1998 (commencement of class operations) to October 31, 1998.
*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.
# Net investment income (loss) is based on average shares outstanding during the period.


32 Global and International Funds

--------------------------------------------------------------------------------
                                   EVERGREEN
                           International Growth Fund
--------------------------------------------------------------------------------

                                                                                Year Ended October 31,
                                                                  --------------------------------------------------
                                                                   2001 #        2000 #        1999 #      1998(a) #
--------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  8.50       $  8.62       $  7.43       $  7.64
                                                                  =======       =======       =======       =======
Income from investment operations
Net investment income (loss)                                        (0.02)        (0.01)            0          0.03
Net realized and unrealized gains or losses on securities,
  futures contracts and foreign currency related transactions       (1.47)         0.36          1.19         (0.24)
                                                                  -------       -------       -------       -------
Total from investment operations                                    (1.49)         0.35          1.19         (0.21)
                                                                  -------       -------       -------       -------

Distributions to shareholders from
Net investment income                                               (0.01)        (0.06)            0             0
Net realized gains                                                  (0.67)        (0.41)            0             0
                                                                  -------       -------       -------       -------
Total distributions to shareholders                                 (0.68)        (0.47)            0             0
                                                                  -------       -------       -------       -------

Net asset value, end of period                                    $  6.33       $  8.50       $  8.62       $  7.43
                                                                  =======       =======       =======       =======
Total return*                                                      (18.88%)        3.99%        16.02%        (2.75%)
Ratios and supplemental data
Net assets, end of period (millions)                              $    49       $     3       $     2       $     3
Ratios to average net assets
  Expenses++                                                         1.93%         1.91%         1.97%         2.19%+
  Net investment income (loss)                                      (0.36%)       (0.10%)       (0.02%)        0.44%+
Portfolio turnover rate                                               129%          145%          131%          155%

                                                                                Year Ended October 31,
                                                                  --------------------------------------------------
                                                                   2001 #        2000 #        1999 #      1998(b) #
--------------------------------------------------------------------------------------------------------------------
CLASS I**
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  8.62       $  8.73       $  7.45       $  7.73
                                                                  =======       =======       =======       =======
Income from investment operations
Net investment income                                                0.07          0.09          0.08          0.07
Net realized and unrealized gains or losses on securities,
  futures contracts and foreign currency related transactions       (1.51)         0.35          1.20         (0.35)
                                                                  -------       -------       -------       -------
Total from investment operations                                    (1.44)         0.44          1.28         (0.28)
                                                                  -------       -------       -------       -------

Distributions to shareholders from
Net investment income                                               (0.02)        (0.14)            0             0
Net realized gains                                                  (0.67)        (0.41)            0             0
                                                                  -------       -------       -------       -------
Total distributions to shareholders                                 (0.69)        (0.55)            0             0
                                                                  -------       -------       -------       -------

Net asset value, end of period                                    $  6.49       $  8.62       $  8.73       $  7.45
                                                                  =======       =======       =======       =======
Total return                                                       (18.02%)        4.93%        17.18%        (3.62%)
Ratios and supplemental data
Net assets, end of period (millions)                              $   522       $   567       $   506       $   428
Ratios to average net assets
  Expenses++                                                         0.92%         0.90%         0.97%         1.18%+
  Net investment income                                              1.07%         0.97%         1.02%         1.13%+
Portfolio turnover rate                                               129%          145%          131%          155%

(a) For the period from March 6, 1998 (commencement of class operations) to October 31, 1998.
(b) For the period from March 9, 1998 (commencement of class operations) to October 31, 1998.
*     Excluding applicable sales charges.
** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.
# Net investment income (loss) is based on average shares outstanding during the period.

Global and International Funds 33

--------------------------------------------------------------------------------
                                   EVERGREEN
                               Latin America Fund
--------------------------------------------------------------------------------

                                                                                     Year Ended October 31,
                                                              -----------------------------------------------------------------
                                                               2001 #        2000 #        1999 #        1998 #         1997
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.46       $  8.38       $  7.56       $ 13.15       $ 11.13
                                                              =======       =======       =======       =======       =======
Income from investment operations
Net investment income (loss)                                     0.04         (0.01)         0.08          0.14          0.02
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                     (2.13)         2.09          0.74         (2.87)         2.10
                                                              -------       -------       -------       -------       -------
Total from investment operations                                (2.09)         2.08          0.82         (2.73)         2.12
                                                              -------       -------       -------       -------       -------

Distributions to shareholders from
Net investment income                                               0             0             0             0         (0.10)
Net realized gains                                                  0             0             0         (2.86)            0
                                                              -------       -------       -------       -------       -------
Total distributions to shareholders                                 0             0             0         (2.86)        (0.10)
                                                              -------       -------       -------       -------       -------

Net asset value, end of period                                $  8.37       $ 10.46       $  8.38       $  7.56       $ 13.15
                                                              =======       =======       =======       =======       =======
Total return*                                                  (19.98%)       24.82%        10.85%       (27.18%)       19.18%
Ratios and supplemental data
Net assets, end of period (thousands)                         $ 6,562       $ 4,717       $ 4,853       $ 6,483       $13,621
Ratios to average net assets
  Expenses++                                                     1.89%         1.85%         1.95%         1.86%         1.69%
  Net investment income (loss)                                   0.42%        (0.11%)        1.05%         1.33%         0.20%
Portfolio turnover rate                                           101%           40%          238%          197%          105%

                                                                                     Year Ended October 31,
                                                              -----------------------------------------------------------------
                                                               2001 #        2000 #        1999 #        1998 #         1997
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.00       $  8.07       $  7.34       $ 12.91       $ 10.98
                                                              =======       =======       =======       =======       =======
Income from investment operations
Net investment income (loss)                                    (0.01)        (0.07)         0.01          0.06         (0.08)
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                     (2.05)         2.00          0.72         (2.77)         2.09
                                                              -------       -------       -------       -------       -------
Total from investment operations                                (2.06)         1.93          0.73         (2.71)         2.01
                                                              -------       -------       -------       -------       -------

Distributions to shareholders from
Net investment income                                               0             0             0             0         (0.08)
Net realized gains                                                  0             0             0         (2.86)            0
                                                              -------       -------       -------       -------       -------
Total distributions to shareholders                                 0             0             0         (2.86)        (0.08)
                                                              -------       -------       -------       -------       -------

Net asset value, end of period                                $  7.94       $ 10.00       $  8.07       $  7.34       $ 12.91
                                                              =======       =======       =======       =======       =======
Total return*                                                  (20.60%)       23.92%         9.95%       (27.60%)       18.40%
Ratios and supplemental data
Net assets, end of period (thousands)                         $ 7,361       $17,796       $20,752       $32,046       $75,271
Ratios to average net assets
  Expenses++                                                     2.63%         2.60%         2.68%         2.61%         2.50%
  Net investment income  (loss)                                 (0.09%)       (0.69%)        0.16%         0.60%        (0.51%)
Portfolio turnover rate                                           101%           40%          238%          197%          105%

*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income (loss) is based on average shares outstanding during the period.


34 Global and International Funds

--------------------------------------------------------------------------------
                                   EVERGREEN
                               Latin America Fund
--------------------------------------------------------------------------------

                                                                                     Year Ended October 31,
                                                              -----------------------------------------------------------------
                                                               2001 #        2000 #        1999 #        1998 #         1997
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  9.99       $  8.06       $  7.32       $ 12.92       $ 10.99
                                                              =======       =======       =======       =======       =======
Income from investment operations
Net investment income (loss)                                    (0.02)        (0.07)         0.01          0.05         (0.07)
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                     (2.04)         2.00          0.73         (2.79)         2.08
                                                              -------       -------       -------       -------       -------
Total from investment operations                                (2.06)         1.93          0.74         (2.74)         2.01
                                                              -------       -------       -------       -------       -------

Distributions to shareholders from
Net investment income                                               0             0             0             0         (0.08)
Net realized gains                                                  0             0             0         (2.86)            0
                                                              -------       -------       -------       -------       -------
Total distributions to shareholders                                 0             0             0         (2.86)        (0.08)
                                                              -------       -------       -------       -------       -------

Net asset value, end of period                                $  7.93       $  9.99       $  8.06       $  7.32       $ 12.92
                                                              =======       =======       =======       =======       =======
Total return*                                                  (20.62%)       23.95%        10.11%       (27.86%)       18.38%
Ratios and supplemental data
Net assets, end of period (thousands)                         $ 2,279       $ 3,522       $ 3,717       $ 4,725       $10,961
Ratios to average net assets
  Expenses++                                                     2.64%         2.60%         2.65%         2.61%         2.47%
  Net investment income (loss)                                  (0.21%)       (0.70%)        0.11%         0.54%        (0.52%)
Portfolio turnover rate                                           101%           40%          238%          197%          105%

                                                                            Year Ended October 31,
                                                              ------------------------------------------------
                                                               2001 #        2000 #       1999 #     1998(a) #
--------------------------------------------------------------------------------------------------------------
CLASS I**
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.54       $  8.42      $  7.58      $ 10.94
                                                              =======       =======      =======      =======
Income from investment operations
Net investment income                                            0.08          0.02         0.06         0.07
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                     (2.17)         2.10         0.78        (3.43)
                                                              -------       -------      -------      -------
Total from investment operations                                (2.09)         2.12         0.84        (3.36)
                                                              -------       -------      -------      -------

Net asset value, end of period                                $  8.45       $ 10.54      $  8.42      $  7.58
                                                              =======       =======      =======      =======
Total return                                                   (19.83%)       25.18%       11.08%      (30.71%)
Ratios and supplemental data
Net assets, end of period (thousands)                         $   227       $   377      $   270      $    28
Ratios to average net assets
  Expenses++                                                     1.64%         1.60%        1.58%        1.49%+
  Net investment income                                          0.88%         0.20%        0.71%        1.33%+
Portfolio turnover rate                                           101%           40%         238%         197%

(a) For the period from March 30, 1998 (commencement of class operations) to October 31, 1998.
*     Excluding applicable sales charges.
** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income (loss) is based on average shares outstanding during the period.


Global and International Funds 35

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Precious Metals Fund
--------------------------------------------------------------------------------

                                                                            Year Ended October 31,
                                                              ------------------------------------------------
                                                               2001 #        2000 #       1999 #     1998(a) #
--------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.74       $ 11.88      $ 11.64      $ 12.45
                                                              =======       =======      =======      =======
Income from investment operations
Net investment income (loss)                                     0.15          0.02        (0.01)       (0.01)
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                      3.53         (3.16)        0.25        (0.80)
                                                              -------       -------      -------      -------
Total from investment operations                                 3.68         (3.14)        0.24        (0.81)
                                                              -------       -------      -------      -------

Distributions to shareholders from
Net investment income                                           (0.04)            0            0            0
                                                              -------       -------      -------      -------
Total distributions to shareholders                             (0.04)            0            0            0
                                                              -------       -------      -------      -------

Net asset value, end of period                                $ 12.38       $  8.74      $ 11.88      $ 11.64
                                                              =======       =======      =======      =======
Total return*                                                   42.15%       (26.43%)       2.06%       (6.51%)
Ratios and supplemental data
Net assets, end of period (thousands)                         $57,028       $43,781      $69,387      $83,431
Ratios to average net assets
  Expenses++                                                     1.92%         2.16%        2.01%        2.01%+
  Net investment income (loss)                                   1.50%         0.16%       (0.07%)      (0.12%)+
Portfolio turnover rate                                            23%           31%          33%          44%

                                                                      Year Ended October 31,                           Year Ended
                                                ----------------------------------------------------------------      February 28,
                                                 2001 #        2000 #        1999 #        1998 #      1997(b) #          1997
----------------------------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  8.56       $ 11.72       $ 11.58       $ 15.87       $  23.94        $  26.35
                                                =======       =======       =======       =======       ========        ========
Income from investment operations
Net investment income (loss)                       0.06         (0.09)        (0.10)        (0.19)         (0.14)          (0.26)
Net realized and unrealized gains or losses
  on securities and foreign currency
  related transactions                             3.45         (3.07)         0.24         (3.29)         (7.93)          (1.16)
                                                -------       -------       -------       -------       --------        --------
Total from investment operations                   3.51         (3.16)         0.14         (3.48)         (8.07)          (1.42)
                                                -------       -------       -------       -------       --------        --------

Distributions to shareholders from
Net investment income                             (0.02)            0             0             0              0               0
Net realized gains                                    0             0             0         (0.81)             0           (0.99)
                                                -------       -------       -------       -------       --------        --------
Total distributions to shareholders               (0.02)            0             0         (0.81)             0           (0.99)
                                                -------       -------       -------       -------       --------        --------

Net asset value, end of period                  $ 12.05       $  8.56       $ 11.72       $ 11.58       $  15.87        $  23.94
                                                =======       =======       =======       =======       ========        ========
Total return*                                     41.08%       (26.96%)        1.21%       (22.60%)       (33.71%)         (5.16%)
Ratios and supplemental data
Net assets, end of period (thousands)           $10,039       $ 5,895       $13,781       $25,765       $111,173        $190,108
Ratios to average net assets
  Expenses++                                       2.67%         2.91%         2.76%         2.72%          2.48%+          2.33%
  Net investment income (loss)                     0.63%        (0.80%)       (0.94%)       (1.52%)        (1.04%)+        (1.08%)
Portfolio turnover rate                              23%           31%           33%           44%            19%             41%

(a) For the period from January 20, 1998 (commencement of class operations) to October 31, 1998.
(b) For the eight months ended October 31, 1997. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 1997.
*     Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.
# Net investment income (loss) is based on average shares outstanding during the period.


36 Global and International Funds

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Precious Metals Fund
--------------------------------------------------------------------------------

                                                                            Year Ended October 31,
                                                              ------------------------------------------------
                                                               2001 #        2000 #       1999 #     1998(a) #
--------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.55       $ 11.71      $11.58       $ 13.65
                                                              =======       =======      ======       =======
Income from investment operations
Net investment income (loss)                                     0.04         (0.07)      (0.09)        (0.14)
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                      3.47         (3.09)       0.22         (1.93)
                                                                            -------      ------       -------
Total from investment operations                                 3.51         (3.16)       0.13         (2.07)
                                                                            -------      ------       -------

Distributions to shareholders from
Net investment income                                           (0.02)            0           0             0
                                                                            -------      ------       -------
Total distributions to shareholders                             (0.02)            0           0             0
                                                                            -------      ------       -------

Net asset value, end of period                                $ 12.04       $  8.55      $11.71       $ 11.58
                                                              =======       =======      ======       =======
Total return*                                                   41.13%       (26.99%)      1.12%       (15.16%)
Ratios and supplemental data
Net assets, end of period (thousands)                         $ 1,634       $   261      $  465       $   557
Ratios to average net assets
  Expenses++                                                     2.63%         2.92%       2.85%         2.83%+
  Net investment income (loss)                                   0.41%        (0.65%)     (0.80%)       (1.44%)+
Portfolio turnover rate                                            23%           31%         33%           44%

                                                          Year Ended October 31,
                                                          ----------------------
                                                            2001 #    2000(b) #
--------------------------------------------------------------------------------
CLASS I**
--------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 8.63     $10.42
                                                            ======     ======
Income from investment operations
Net investment income                                         0.30       0.04
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                   3.35      (1.83)
                                                            ------     ------
Total from investment operations                              3.65      (1.79)
                                                            ------     ------

Distributions to shareholders from
Net investment income                                        (0.04)         0
                                                            ------     ------
Total distributions to shareholders                          (0.04)         0
                                                            ------     ------

Net asset value, end of period                              $12.24     $ 8.63
                                                            ======     ======
Total return                                                 42.41%    (17.18%)
Ratios and supplemental data
Net assets, end of period (thousands)                       $   23     $    1
Ratios to average net assets
  Expenses++                                                  1.51%      1.79%+
  Net investment income                                       2.47%      0.48%+
Portfolio turnover rate                                         23%        31%

(a) For the period from January 29, 1998 (commencement of class operations) to October 31, 1998.
(b) For the period from February 29, 2000 (commencement of class operations) to October 31, 2000.
*     Excluding applicable sales charges.
** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+     Annualized.
# Net investment income (loss) is based on average shares outstanding during the period.

Global and International Funds 37

OTHER FUND PRACTICES

The Funds may invest in futures and options which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Evergreen International Bond Fund may also engage in strategies making use of interest rate swaps and other interest rate transactions. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds invest in foreign securities, which may include foreign currencies transactions. As a result, the value of the Funds' shares will be affected by changes in exchange rates. To manage this risk, the Funds may enter into currency futures contracts and forward currency exchange contracts. Although, the Funds use these contracts to hedge the U.S. dollar value of a security they already own, the Funds could lose money if they fail to predict accurately the future exchange rates. The Funds may engage in hedging and cross hedging with respect to foreign currencies to protect themselves against a possible decline in the value of another foreign currency in which certain of the Funds' investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly. If a Fund is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Although not a principal investment strategy of the Funds, Evergreen Emerging Markets Growth Fund may invest in other types of instruments, including investment grade debt securities, Evergreen International Bond Fund may invest up to 20% of its assets in investment grade fixed income securities or obligations of U.S. Government entities or U.S. corporations and Evergreen International Growth Fund may invest in debt securities, including up to 10% of its assets in below investment grade debt securities. Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value. Investments in investment grade or below investment grade debt securities or fixed income securities may subject the Funds, and therefore the value of the Funds' shares, to Interest Rate Risk and Credit Risk. For a discussion of these risks, see "Overview of Fund Risks" on page 2.

Although not a principal investment strategy, Evergreen International Bond Fund may invest up to 20% of its assets in foreign mortgage- and asset-backed securities and/or foreign bank obligations. Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Early repayment of mortgages underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

38 Global and International Funds

                                      Notes

Global and International Funds 39

                                 Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic  Growth Funds
Aggressive  Growth Fund
Capital  Growth Fund
Core Equity Fund
Evergreen  Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular  Growth Fund
Select  Small Cap Growth Fund
Select Strategic  Growth Fund
Small  Company  Growth Fund
Special  Equity Fund
Special Values Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

40 Global and International Funds

                              QUICK REFERENCE GUIDE

1.   Evergreen Express Line
     Call 1-800-346-3858
     24 hours a day to
        o   check your account
        o   order a statement
        o   get a Fund's current price, yield and total return
        o   buy, redeem or exchange Fund shares

2.   Shareholder Services
     Call 1-800-343-2898
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
        o    buy, redeem or exchange shares
        o    order applications
        o    get assistance with your account

3.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

4.   Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 8400
     Boston, MA 02266-8400
        o    to buy, redeem or exchange shares
        o    to change the registration on your account
        o    for general correspondence

5.   For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA 02116-5034

6.   Visit us on-line
     www.evergreeninvestments.com

7.   Regular communications you will receive

     Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen of any inaccuracies.

     Confirmation Notices -- A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen of any inaccuracies.

     Annual and Semi-annual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

     Tax Forms -- Each January you will receive any Fund tax information you need to include with your tax returns as well as the Evergreen Tax Information Guide.

For More Information About the Evergreen Global and International Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of each Fund's portfolio holdings as of a specific date, as well as commentary from each Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected each Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016
                                                        SEC File No.:  811-08553
                                                        SEC File No.:  811-08365
                                                               536113 RV8 (3/02)

Evergreen Investments
200 Berkeley Street
Boston, MA 02116

                          EVERGREEN INTERNATIONAL TRUST

                                     PART B

                        STATEMENT OF ADDITIONAL INFORMATION

                     EVERGREEN INTERNATIONAL TRUST
                  EVERGREEN SELECT FIXED INCOME TRUST

                           200 Berkeley Street
                      Boston, Massachusetts 02116
                             (800) 343-2898

                     GLOBAL AND INTERNATIONAL FUNDS

                  STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2002

Evergreen Emerging Markets Growth Fund ("Emerging Markets Growth Fund")
         Evergreen Global Leaders Fund ("Global Leaders Fund") Evergreen Global Opportunities Fund ("Global Opportunities Fund")
     Evergreen International Bond Fund ("International Bond Fund") Evergreen International Growth Fund ("International Growth Fund")
          Evergreen Latin America Fund ("Latin America Fund")
        Evergreen Precious Metals Fund ("Precious Metals Fund")

                 (Each a "Fund"; together, the "Funds")

Each Fund is a series of an open-end management investment company known as either Evergreen International Trust or Evergreen Select Fixed Income Trust (each a "Trust").

         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated March 1, 2002 for the Fund in which you are making or contemplating an investment. The Funds are offered through two separate prospectuses: one offering Class A, Class B, Class C and Class I (formerly Class Y) shares of each Fund, except for International Bond Fund which offers Class I only and one offering Class IS shares of International Bond Fund. You may obtain each prospectus by calling (800) 343-2898 or downloading it off our website at www.evergreeninvestments.com. The information in Part 1 of this SAI is specific information about the Funds described in the prospectuses. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

         Certain information may be incorporated by reference to the Funds' Annual Reports: one for all Funds, except International Bond Fund, as of October 31, 2001 and one for International Bond Fund as of October 31, 2001 and September 30, 2001. You may obtain a copy of each Annual Report without charge by calling (800) 343-2898 or downloading it off our website at www.evergreeninvestments.com.

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY...............................................................1-1
INVESTMENT POLICIES.........................................................1-1
OTHER SECURITIES AND PRACTICES..............................................1-3
PRINCIPAL HOLDERS OF FUND SHARES............................................1-4
EXPENSES....................................................................1-9
PERFORMANCE................................................................1-15
COMPUTATION OF CLASS A OFFERING PRICE......................................1-17
SERVICE PROVIDERS..........................................................1-17
FINANCIAL STATEMENTS.......................................................1-19


PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES...............2-1
PURCHASE AND REDEMPTION OF SHARES..........................................2-18
SALES CHARGE WAIVERS AND REDUCTIONS........................................2-20
PRICING OF SHARES..........................................................2-23
PERFORMANCE CALCULATIONS...................................................2-24
PRINCIPAL UNDERWRITER......................................................2-26
DISTRIBUTION EXPENSES UNDER RULE 12b-1.....................................2-27
TAX INFORMATION............................................................2-31
BROKERAGE..................................................................2-34
ORGANIZATION...............................................................2-35
INVESTMENT ADVISORY AGREEMENT..............................................2-36
MANAGEMENT OF THE TRUST....................................................2-37
CORPORATE AND MUNICIPAL BOND RATINGS.......................................2-41
ADDITIONAL INFORMATION.....................................................2-51

                                  PART 1

                              TRUST HISTORY

         Each Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund is a diversified series of its respective Trust. A copy of the Declaration of Trust is on file as an exhibit to each Trust's Registration Statement, of which this SAI is a part. On May 11, 2001, Evergreen International Bond Fund (formerly Evergreen Select International Bond Fund) changed its name.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund, other than Latin America Fund and Precious Metals Fund, may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund, other than Latin America Fund and Precious Metals Fund, may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Latin  America Fund  concentrates  (invests  more than 25% of its total
assets)  in   securities   of   issuers,   primarily   engaged  in  the  energy,
telecommunications and utility industries.

1-1

         Precious Metals Fund concentrates (invests more than 25% of its total assets) in securities related to mining, processing or dealing in gold or other precious metals and minerals.

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities and cash in accordance with applicable law and exemptive relief issued by the Securities and Exchange Commission. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

1-2

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         Subject to receiving shareholder approval, the Funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust, Evergreen Equity Trust and Evergreen Fixed Income Trust will be able to lend cash to other Evergreen Funds in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592).

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections in
Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Fund's prospectus. The list below applies to all Funds unless otherwise noted:

Money Market Instruments
U.S. Government Agency Securities
When-Issued,  Delayed-Delivery  and Forward Commitment  Transactions
Repurchase Agreements
Reverse   Repurchase   Agreements
Dollar  Rolls   (applicable  to International  Bond Fund)
Covered Dollar Rolls (applicable to International Bond Fund)
Securities  Lending (not applicable to Precious Metals Fund)
Convertible Securities
Warrants (not applicable to  International  Bond Fund)
Swaps, Caps, Floors and Collars (applicable to International Bond Fund) Options and Futures Strategies
Brady Bonds (applicable to Latin America Fund and International  Bond Fund)
Obligations  of  Foreign   Branches  of  United  States  Banks   (applicable  to
     International Bond Fund)
Obligations  of  United  States   Branches  of  Foreign  Banks   (applicable  to
     International Bond Fund)
Foreign  Securities
Foreign  Currency Transactions
High Yield,   High  Risk  Bonds   (applicable   to   International   Bond  Fund,
     International Growth Fund and Latin America Fund)
Illiquid  and  Restricted Securities
Investment in Other  Investment  Companies
Short Sales
Master Demand Notes  (applicable  to  International  Bond Fund)
Payment-in-kind Securities (PIKs) (applicable to International Bond Fund)
Zero Coupon "Stripped" Bonds (applicable to International Bond Fund) Mortgage-Backed or Asset-Backed Securities (applicable to International Bond
     Fund)
Variable or Floating Rate Instruments (applicable to International Bond Fund)

1-3

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of January 31, 2002, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of January 31, 2002.

---------------------------------------------------- -----------------
Emerging Markets Growth Fund
Class A shares
---------------------------------------------------- -----------------
Charles Schwab & Co., Inc.                           33.00%
Special Custody Account
FBO Marilyn Izdebski
David Isaac JT Ten
101 Montgomery Street
San Francisco, CA 94104-4122
----------------------------------------------------------------------
Emerging Markets Growth Fund
Class B shares
---------------------------------------------------- -----------------
MLPF&S for the Sole Benefit                          5.63%
of its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------
Emerging Markets Growth Fund
Class C shares
---------------------------------------------------- -----------------
George P. Marse, Jr.                                 11.03%
Vera C. Marse Ten Comm
5400 Rebecca Blvd.
Kenner, LA 70065-2342
---------------------------------------------------- -----------------
Painewebber for the Benefit of                       6.95%
James W. Johnston
c/o Stonemarker Enterprises
380 Knollwood Street, Suite 570
Winston Salem, NC 27103-1849
---------------------------------------------------- -----------------
MLPF&S for the Sole Benefit                          5.20%
of its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------
Emerging Markets Growth Fund
Class I shares
---------------------------------------------------- -----------------
First Union National Bank                            78.81%
Trust Accounts
11th Floor CMG-1151
301 South Tryon Street
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------
First Union National Bank                            19.95%
Trust Accounts
11th Floor CMG-1151
301 South Tryon Street
Charlotte, NC 28202-1915
---------------------------------------------------- -----------------

1-4

----------------------------------------------------------------------
Global Leaders Fund
Class A
---------------------------------------------------- -----------------
                                                            None
----------------------------------------------------------------------
Global Leaders Fund
Class B
---------------------------------------------------- -----------------
                                                            None
----------------------------------------------------------------------
Global Leaders Fund
Class C
---------------------------------------------------- -----------------
                                                            None
----------------------------------------------------------------------
Global Leaders Fund
Class I shares
---------------------------------------------------- -----------------
First Union National Bank/EB/INT                     62.80%
Cash Account/Trust Accounts
1525 West WT Harris Blvd.
Charlotte, NC 28288-1076
---------------------------------------------------- -----------------
First Union National Bank/EB/INT                     14.97%
Reinvest Account/Trust Accounts
1525 West WT Harris Blvd.
Charlotte, NC 28288-1076
----------------------------------------------------------------------
Global Opportunities Fund
Class A shares
---------------------------------------------------- -----------------
Rofe & Co.                                           12.62%
c/o State Street Bank & Trust Co.
For Sub Account
Kokusai Securities Co., Ltd.
P.O. Box 5061
Boston, MA 02206-0001
---------------------------------------------------- -----------------
MLPF&S for the Sole Benefit                          7.25%
of its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------
Global Opportunities Fund
Class B shares
----------------------------------------------------------------------
MLPF&S for the Sole Benefit                          15.68%
of its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------
Global Opportunities Fund
Class C shares
---------------------------------------------------- -----------------
MLPF&S for the Sole Benefit                          25.50%
of its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------
Global Opportunities Fund
Class I shares
---------------------------------------------------- -----------------
First Clearing Corporation                           8.60%
Donald McMullen Jr. Rev Trust
7630 Baltusrol Lane
Charlotte, NC 28210-4928
---------------------------------------------------- -----------------

1-5

---------------------------------------------------- -----------------
Peggy Bogutski TTEE                                  7.77%
Diagnostix Plus Inc PSP & Trust
69 Fourth Avenue
Garden City Park, NY 11040
---------------------------------------------------- -----------------
State Street Bk and Tr Co Cust                       5.34%
Sparrow Hospital TAC TSA
FBO Marcia K. Benton
8604 E. Grand River Road
Laingsburg, MI 48848-8748
---------------------------------------------------- -----------------
State Street Bk and Tr Co Cust                       5.21%
Rollover IRA
Martin S. Neifield
Tower At Oak Hill
1600 Hagys Ford Road, Apt. 4 Y-Z
Penn Valley, PA 19072-1051
---------------------------------------------------- -----------------
State Street Bk and Tr Co Cust                       5.07%
Rollover IRA
FBO Devendra P. Jhamb
51 Hunting Hill Drive
Dix Hills, NY 11746-6569
----------------------------------------------------------------------
International Bond Fund
Class I shares
---------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                  92.82%
Reinvest Account
Attn: Trust Oper Fd Grp
401 South Tryon Street, 3rd Floor CMG 1151
Charlotte, NC 28202-1911
---------------------------------------------------- -----------------
First Union National Bank BK/EB/INT                  7.08%
Cash Account
Attn: Trust Oper Fd Grp
401 South Tryon Street, 3rd Floor CMG 1151
Charlotte, NC 28202-1911
----------------------------------------------------------------------
International Bond Fund
Class IS shares
---------------------------------------------------- -----------------
First Clearing Corporation Cust.                     21.45%
Gwendolyn M. Ipock
9111 Arbor Glen Lane
Charlotte, NC 28210-7988
---------------------------------------------------- -----------------
First Clearing Corporation                           13.43%
Sherry Lee Bertschy Ticktin
Irrevocable Trust Agreement
5295 Town Center Road, 3rd Floor
Boca Raton, FL 33486
---------------------------------------------------- -----------------
Donaldson Lufkin Jenrette                            12.56%
Securities Corp. Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052
---------------------------------------------------- -----------------
State Street Bank & Trust Co.                        11.75%
Cust. for the IRA of
Janet M. Grove
217 W. High Street
Red Lion, PA 17356-1527
---------------------------------------------------- -----------------

1-6

---------------------------------------------------- -----------------
First Clearing Corporation                           7.76%
Rajendra Pawar
1729 Shale Road
Quakertown, PA 18951-1909
---------------------------------------------------- -----------------
LPL Financial Services                               6.75%
9785 Towne Centre Drive
San Diego, CA 92121-1968
----------------------------------------------------------------------
International Growth Fund
Class A shares
---------------------------------------------------- -----------------
MLPF&S for the Sole Benefit                          11.72%
of its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
Charles Schwab & Co Inc.                             5.03%
Special Custody Account FBO
Exclusive Benefit of Customers
Reinvest Account Attn: Mutual Fd
101 Montgomery Street
San Francisco, CA 94104-4122
----------------------------------------------------------------------
International Growth Fund
Class B shares
---------------------------------------------------- -----------------
Union Bank Tr Nominee                                10.14%
FBO Oregon Laborers Trust Pension
P.O. Box 85484
San Diego, CA 92186-5484
---------------------------------------------------- -----------------
International Growth Fund
Class C shares
---------------------------------------------------- -----------------
                                                            None
---------------------------------------------------- -----------------
International Growth Fund
Class I shares
---------------------------------------------------- -----------------
First Union National Bank                            55.25%
Trust Accounts
1525 West WT Harris Blvd.
Charlotte, NC 28288-1076
---------------------------------------------------- -----------------
First Union National Bank                            36.93%
Trust Accounts
1525 West WT Harris Blvd.
Charlotte, NC 28288-1076
---------------------------------------------------- -----------------
Latin America Fund
Class A shares
---------------------------------------------------- -----------------
MLPF&S for the Sole Benefit                          22.28%
of its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
Latin America Fund
Class B shares
---------------------------------------------------- -----------------
MLPF&S for the Sole Benefit                          30.57%
of its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------

1-7

----------------------------------------------------------------------
Latin America Fund
Class C shares
---------------------------------------------------- -----------------
MLPF&S for the Sole Benefit                          22.28%
of its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E 2nd Floor
Jacksonville, FL 32246-6484
---------------------------------------------------- -----------------
NFSC FEBO                                            5.10%
Jean Defontenay
170 East 78th Street, Apt. 10A
New York, NY 10021
---------------------------------------------------- -----------------
Latin America Fund
Class I shares
---------------------------------------------------- -----------------
First Union National Bank                            69.70%
401K Accounts
1525 West WT Harris Blvd.
Charlotte, NC 28288
---------------------------------------------------- -----------------
State Street Bk and Tr Co Cust                       10.15%
Rollover IRA FBO
Floyd H. Tolle
1980 Adamsville Road
Zanesville, OH 43701-7658
----------------------------------------------------------------------
Precious Metals Fund
Class A shares
----------------------------------------------------------------------
MLPF&S for the Sole Benefit                          5.77%
of its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------
Precious Metals Fund
Class B shares
----------------------------------------------------------------------
MLPF&S for the Sole Benefit                          10.97%
of its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------
Precious Metals Fund
Class C shares
---------------------------------------------------- -----------------
First Clearing Corporation                           11.92%
Edward A. Fausti IRA
690 Riverknoll Drive
Marietta, GA 30067-4749
---------------------------------------------------- -----------------
First Clearing Corporation                           10.55%
Arnold S. Hecht
Neva R. Hecht
744 Harris Point Drive
Virginia Beach, VA 23455-4721
---------------------------------------------------- -----------------
Huntleigh Securities                                 6.83%
Illinois County Insurance Trust-2001
8000 Maryland Avenue
St. Louis, MO 63105
---------------------------------------------------- -----------------

1-8

----------------------------------------------------------------------
Precious Metals Fund
Class I shares
---------------------------------------------------- -----------------
State Street Bk and Tr Co Cust                       46.27%
IRA FBO Donald Scott Trelease
17550 E. Hinsdale Avenue
Aurora, CO 80016-1619
---------------------------------------------------- -----------------
State Street Bk and Tr Co Cust                       19.15%
Roth IRA FBO Leslie Weinberg
4555 Southern Blvd.
Dayton, OH 54529-1118
---------------------------------------------------- -----------------
State Street Bk and Tr Co Cust                       14.57%
IRA FBO Russell F. Wallace
4994 Orchard Bench Road
Basin, WY 82410-9585
---------------------------------------------------- -----------------
State Street Bk and Tr Co Cust                       10.78%
IRA FBO Stanley R. Kyle
P.O. Box 269
Centralia, IL 62801-0269
---------------------------------------------------- -----------------

                               EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of First Union National Bank (FUNB), is the investment advisor to the Funds. FUNB, located at 201 South College Street, Charlotte, North Carolina 28288-0630, is a subsidiary of Wachovia Corporation (formerly First Union Corporation). Prior to May 11, 2001, the investment advisor to Emerging Markets Growth Fund was Evergreen Investment Management and the investment advisor to International Bond Fund was First International Advisors, Ltd. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

         EIMC is entitled to receive from the Emerging Markets Growth Fund an annual fee based on the average daily net assets of the Fund as follows:

     ---------------------------------- -----------------
          Average Daily Net Assets           Fee
     ---------------------------------- -----------------
            First $100 million               1.42%
     ---------------------------------- -----------------
             Next $100 million               1.37%
     ---------------------------------- -----------------
             Next $100 million               1.32%
     ---------------------------------- -----------------
             Over $300 million               1.27%
     ---------------------------------- -----------------

         EIMC is entitled to receive from Global Leaders Fund an annual fee of 0.87% of the Fund's average daily net assets and from International Bond Fund an annual fee of 0.52% of the Fund's average net assets.

         EIMC is entitled to receive from Global Opportunities Fund an annual fee based on the Fund's average daily net assets as follows:

    ---------------------------------- ------------------------
             Average Daily Net Assets           Fee
    ---------------------------------- ------------------------
           first $200 million                   0.91%
    ---------------------------------- ------------------------
            next $200 million                   0.86%
    ---------------------------------- ------------------------
            next $200 million                   0.76%
    ---------------------------------- ------------------------
            over $600 million                   0.66%
    ---------------------------------- ------------------------

1-9

         EIMC is entitled to receive from International Growth Fund and Latin America Fund an annual fee based on each Fund's average daily net assets as follows:

   ---------------------------------- ------------------------
        Average Daily Net Assets           Fee
   ---------------------------------- ------------------------
          First $200 million                   0.66%
   ---------------------------------- ------------------------
           Next $200 million                   0.56%
   ---------------------------------- ------------------------
           Next $200 million                   0.46%
   ---------------------------------- ------------------------
           Over $600 million                   0.36%
   ---------------------------------- ------------------------

         EIMC is entitled to receive from Precious Metals Fund an annual fee based on the Fund's average daily net assets as follows:

   ---------------------------------- ------------------------
        Average Daily Net Assets           Fee
   ---------------------------------- ------------------------
          First $100 million                  0.660%
   ---------------------------------- ------------------------
           Next $100 million                  0.535%
   ---------------------------------- ------------------------
           Over $200 million                  0.410%
   ---------------------------------- ------------------------

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods.


========================================================================================
Fund/Fiscal Year or Period                   Advisory Fees Paid     Advisory Fees Waived
----------------------------------------------------------------------------------------
Fiscal Year or Period Ended October 31, 2001
----------------------------------------------------------------------------------------
Emerging Markets Growth Fund                           $710,701                      $0
----------------------------------------------------------------------------------------
Global Leaders Fund                                  $3,101,400                      $0
----------------------------------------------------------------------------------------
Global Opportunities Fund                            $1,759,561                      $0
----------------------------------------------------------------------------------------
International Bond Fund (a)                             $28,777                  $8,703
----------------------------------------------------------------------------------------
International Bond Fund (b)                            $351,199                 $55,447
----------------------------------------------------------------------------------------
International Growth Fund                            $3,872,253                      $0
----------------------------------------------------------------------------------------
Latin America Fund                                     $148,177                      $0
----------------------------------------------------------------------------------------
Precious Metals Fund                                   $400,064                      $0
----------------------------------------------------------------------------------------
Fiscal Year or Period Ended October 31, 2000
----------------------------------------------------------------------------------------
Emerging Markets Growth Fund                         $1,097,081                      $0
----------------------------------------------------------------------------------------
Global Leaders Fund                                  $3,746,155                      $0
----------------------------------------------------------------------------------------
Global Opportunities Fund                            $2,293,047                      $0
----------------------------------------------------------------------------------------
International Bond Fund (c)                            $290,036                 $96,364
----------------------------------------------------------------------------------------
International Growth Fund                            $4,178,042                      $0
----------------------------------------------------------------------------------------
Latin America Fund                                     $226,614                      $0
----------------------------------------------------------------------------------------
Precious Metals Fund                                   $451,332                      $0
----------------------------------------------------------------------------------------
Fiscal Year or Period ended October 31, 1999
----------------------------------------------------------------------------------------
Emerging Markets Growth Fund                           $912,765                      $0
----------------------------------------------------------------------------------------
Global Leaders Fund                                  $3,651,052                      $0
----------------------------------------------------------------------------------------
Global Opportunities Fund                            $1,877,575                      $0
----------------------------------------------------------------------------------------
International Bond Fund (d)                            $287,115                $122,058
----------------------------------------------------------------------------------------
International Growth Fund                            $4,195,994                      $0
----------------------------------------------------------------------------------------
Latin America Fund                                     $258,833                      $0
----------------------------------------------------------------------------------------
Precious Metals Fund                                   $678,057                      $0
========================================================================================

(a) For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.
(b)  Year ended September 30, 2001.
(c)  Year ended September 30, 2000.
(d)  Year ended September 30, 1999.

1-10

Sub-Advisory Fees Paid

         EIMC has entered into a sub-advisory agreement with First International Advisors, LLC (First International) with respect to International Bond Fund. EIMC will pay First International a fee at the annual rate of 0.52% of the average daily net assets of the Fund.

Brokerage Commissions

         Below are the brokerage commissions paid for the last three fiscal years or periods by each Fund to all brokers and brokerage commissions paid by the applicable Funds to First Union Services, Inc. (FUSI), an affiliated broker-dealer that places trades through its wholly owned subsidiary, First Clearing Corp. For more information regarding the brokerage commissions, see "Brokerage" in Part 2 of this SAI.

--------------------------------------------------------------------------------
Fund/Fiscal Year or Period                    Total Paid to All    Total Paid to
                                                   Brokers             FUSI
--------------------------------------------------------------------------------
Fiscal Year or Period ended October 31, 2001
--------------------------------------------------------------------------------
Emerging Markets Growth Fund                              $174,751        $0
--------------------------------------------------------------------------------
Global Leaders Fund                                       $485,618   $23,390
--------------------------------------------------------------------------------
Global Opportunities Fund                               $1,168,556   $12,975
--------------------------------------------------------------------------------
International Bond Fund (a)                                     $0        $0
--------------------------------------------------------------------------------
International Bond Fund (b)                                     $0        $0
--------------------------------------------------------------------------------
International Growth Fund                               $4,426,730        $0
--------------------------------------------------------------------------------
Latin America Fund                                        $152,780        $0
--------------------------------------------------------------------------------
Precious Metals Fund                                      $149,532        $0
--------------------------------------------------------------------------------
Fiscal Year or Period ended October 31, 2000
--------------------------------------------------------------------------------
Emerging Markets Growth Fund                              $290,070        $0
--------------------------------------------------------------------------------
Global Leaders Fund                                       $518,610   $34,623
--------------------------------------------------------------------------------
Global Opportunities Fund                               $1,411,948        $0
--------------------------------------------------------------------------------
International Bond Fund (c)                                     $0        $0
--------------------------------------------------------------------------------
International Growth Fund                               $5,215,249        $0
--------------------------------------------------------------------------------
Latin America Fund                                         $92,654        $0
--------------------------------------------------------------------------------
Precious Metals Fund                                      $168,625        $0
--------------------------------------------------------------------------------
Fiscal Year or Period ended October 31, 1999
--------------------------------------------------------------------------------
Emerging Markets Growth Fund                              $453,825        $0
--------------------------------------------------------------------------------
Global Leaders Fund                                       $310,765        $0
--------------------------------------------------------------------------------
Global Opportunities Fund                                 $277,723        $0
--------------------------------------------------------------------------------
International Bond Fund (d)                                     $0        $0
--------------------------------------------------------------------------------
International Growth Fund                               $3,897,536        $0
--------------------------------------------------------------------------------
Latin America Fund                                        $362,833        $0
--------------------------------------------------------------------------------
Precious Metals Fund                                      $363,964        $0
--------------------------------------------------------------------------------
(a) For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.
(b)  Year ended September 30, 2001.
(c)  Year ended September 30, 2000.
(d)  Year ended September 30, 1999.

1-11

         Below are the brokerage commissions paid by the Funds to Lieber and Company (Lieber), an affiliated broker-dealer of the Evergreen Funds until September 2000, for the fiscal years or periods ended October 2000 and 1999. There were no commissions paid to Lieber for the fiscal year or period ended October 2001.

--------------------------------------------- -----------------
Fund/Fiscal Year or Period                     Total Paid to
                                                   Lieber
--------------------------------------------- -----------------
Fiscal Year or Period ended October 31, 2000
---------------------------------------------------------------
Global Leaders Fund                                    $76,713
---------------------------------------------------------------
Fiscal Year or Period ended October 31, 1999
---------------------------------------------------------------
Global Leaders Fund                                   $190,546
--------------------------------------------- -----------------

Percentage of Brokerage Commissions

         The table below shows, for the fiscal year ended October 31, 2001, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to FUSI; and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through FUSI. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

--------------------------------------------------------------------------------
              Fund             Percentage of        Percentage of Commissionable
                            Commissions to FUSI      Transactions through FUSI
--------------------------------------------------------------------------------
Global Leaders Fund                     4.8%                  8.9%
--------------------------------------------------------------------------------
Global Opportunities Fund               1.1%                  0.9%
--------------------------------------------------------------------------------

Portfolio Turnover

         The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended October 31, 2001. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

------------------------------------------------------------------------------------------------------------------
                 Fund              Class A                Class B                   Class C            Class IS
                             -------------------------------------------------------------------------------------
                                Service Fees      Distribution  Service     Distribution    Service     Service
                                                      Fees         Fees         Fees         Fees        Fees
------------------------------------------------------------------------------------------------------------------
Emerging Markets Growth Fund       $13,175           $15,736      $5,246       $4,735       $1,579        N/A
------------------------------------------------------------------------------------------------------------------
Global Leaders Fund               $298,873         $1,401,866    $467,288     $157,772      $52,590       N/A
------------------------------------------------------------------------------------------------------------------
Global Opportunities Fund         $164,418          $782,390     $260,797     $172,654      $57,551       N/A
------------------------------------------------------------------------------------------------------------------
International Bond Fund (a)          N/A               N/A         N/A          N/A           N/A         $40
------------------------------------------------------------------------------------------------------------------
International Bond Fund (b)          N/A               N/A         N/A          N/A           N/A        $405
------------------------------------------------------------------------------------------------------------------
International Growth Fund         $330,783          $311,491     $103,831     $115,207      $38,402       N/A
------------------------------------------------------------------------------------------------------------------
Latin America Fund                 $19,434           $84,793     $28,265      $22,973       $7,658        N/A
------------------------------------------------------------------------------------------------------------------
Precious Metals Fund              $131,573           $54,692     $18,231       $5,125       $1,709        N/A
------------------------------------------------------------------------------------------------------------------

(a) For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.
(b)  Year ended September 30, 2001.

1-12

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years or periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

-------------------------------------------------------------------------------------------
                                              Total Underwriting        Underwriting
Fund/Fiscal Year or Period                        Commissions       Commissions Retained
-------------------------------------------------------------------------------------------
Fiscal Year or Period ended October 31, 2001
-------------------------------------------------------------------------------------------
Emerging Markets Growth Fund                                $18,144                   $525
-------------------------------------------------------------------------------------------
Global Leaders Fund                                        $474,473                $10,512
-------------------------------------------------------------------------------------------
Global Opportunities Fund                                  $351,548                 $8,511
-------------------------------------------------------------------------------------------
International Bond Fund (a)                                      $0                     $0
-------------------------------------------------------------------------------------------
International Bond Fund (b)                                      $0                     $0
-------------------------------------------------------------------------------------------
International Growth Fund                                  $455,737                     $0
-------------------------------------------------------------------------------------------
Latin America Fund                                          $11,803                   $300
-------------------------------------------------------------------------------------------
Precious Metals Fund                                       $273,506                 $6,074
-------------------------------------------------------------------------------------------
Fiscal Year or Period ended October 31, 2000
-------------------------------------------------------------------------------------------
Emerging Markets Growth Fund                                $86,975                   $715
-------------------------------------------------------------------------------------------
Global Leaders Fund                                      $1,723,871                $19,955
-------------------------------------------------------------------------------------------
Global Opportunities Fund                                $1,208,439                $25,579
-------------------------------------------------------------------------------------------
International Bond Fund (c)                                      $0                     $0
-------------------------------------------------------------------------------------------
International Growth Fund                                  $450,847                     $0
-------------------------------------------------------------------------------------------
Latin America Fund                                          $26,764                   $668
-------------------------------------------------------------------------------------------
Precious Metals Fund                                        $52,296                 $1,245
-------------------------------------------------------------------------------------------
Fiscal Year or Period ended October 31, 1999
-------------------------------------------------------------------------------------------
Emerging Markets Growth Fund                                $41,347                 $2,153
-------------------------------------------------------------------------------------------
Global Leaders Fund                                      $1,581,139                     $0
-------------------------------------------------------------------------------------------
Global Opportunities Fund                                  $148,916                     $0
-------------------------------------------------------------------------------------------
International Bond Fund (d)                                      $0                     $0
-------------------------------------------------------------------------------------------
International Growth Fund                                  $338,284                     $0
-------------------------------------------------------------------------------------------
Latin America Fund                                          $36,833                 $1,346
-------------------------------------------------------------------------------------------
Precious Metals Fund                                       $170,912                     $0
-------------------------------------------------------------------------------------------

(a) For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.
(b)  Year ended September 30, 2001.
(c)  Year ended September 30, 2000.
(d)  Year ended September 30, 1999.


1-13

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trusts individually for the fiscal year ended October 31, 2001 and by the Trusts and the seven other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2001. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

--------------------------------------------------------------------------------------
                                                         Total Compensation from the
                                Aggregate Compensation   Evergreen Fund Complex for
           Trustee              from Trusts for fiscal     the twelve months ended
                                 year ended 10/31/2001           12/31/2001*
--------------------------------------------------------------------------------------
Laurence B. Ashkin**                     $717                      $40,250
--------------------------------------------------------------------------------------
Charles A. Austin, III                  $1,439                     $93,000
--------------------------------------------------------------------------------------
Arnold H. Dreyfuss**                     $753                      $43,250
--------------------------------------------------------------------------------------
K. Dun Gifford                          $1,647                     $109,000
--------------------------------------------------------------------------------------
James S. Howell***                       $586                      $40,000
--------------------------------------------------------------------------------------
Leroy Keith Jr.                         $1,336                     $92,500
--------------------------------------------------------------------------------------
Gerald M. McDonnell                     $1,446                     $93,500
--------------------------------------------------------------------------------------
Thomas L. McVerry                       $1,477                     $93,000
--------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.****             $1,329                     $92,000
--------------------------------------------------------------------------------------
William Walt Pettit                     $1,446                     $93,500
--------------------------------------------------------------------------------------
David M. Richardson                     $1,446                     $93,500
--------------------------------------------------------------------------------------
Russell A. Salton, III                  $1,615                     $103,000
--------------------------------------------------------------------------------------
Michael S. Scofield                     $1,847                     $120,000
--------------------------------------------------------------------------------------
Richard J. Shima                        $1,343                     $93,500
--------------------------------------------------------------------------------------
Richard K. Wagoner                      $1,439                     $93,000
--------------------------------------------------------------------------------------

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2001. The amounts listed below will be payable in later years to the respective Trustees:

                  Austin            $55,800
                  Howell            $28,000
                  McVerry           $93,000
                  Moelchert         $92,000
                  Pettit            $93,500
                  Scofield          $39,375

** As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
*** As of January 1, 2000, James S. Howell retired and became Trustee Emeritus. **** On January 2, 2002, Louis W. Moelchert, Jr. resigned. He received compensation through December 2001.

1-14

                                PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of October 31, 2001. The after tax returns shown are for each Fund's oldest class or one of each Fund's oldest classes; after tax returns for other classes will vary. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

---------------------------------------------------------------------------------------------------------
                                                                 Ten Years or Since   Inception Date of
Fund/Class                           One Year     Five Years     Inception of Class         Class
---------------------------------------------------------------------------------------------------------
Emerging Markets Growth Fund
---------------------------------------------------------------------------------------------------------
Class A                                  -25.99%         -5.12%                 -5.76%          9/6/1994
---------------------------------------------------------------------------------------------------------
Class A +                                -25.99%         -5.25%                 -5.87%          9/6/1994
---------------------------------------------------------------------------------------------------------
(after taxes on distributions)
---------------------------------------------------------------------------------------------------------
Class A +                                -15.83%         -4.00%                 -4.43%          9/6/1994
---------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund Shares)
---------------------------------------------------------------------------------------------------------
Class B                                  -25.92%         -5.10%                 -5.67%          9/6/1994
---------------------------------------------------------------------------------------------------------
Class C                                  -23.55%         -4.76%                 -5.65%          9/6/1994
---------------------------------------------------------------------------------------------------------
Class I                                  -21.22%         -3.68%                 -4.70%          9/6/1994
---------------------------------------------------------------------------------------------------------
Global Leaders Fund (1)
---------------------------------------------------------------------------------------------------------
Class A                                  -27.98%          3.36%                  5.91%          6/3/1996
---------------------------------------------------------------------------------------------------------
Class B                                  -27.73%          3.52%                  6.15%          6/3/1996
---------------------------------------------------------------------------------------------------------
Class C                                  -25.60%          3.84%                  6.24%          6/3/1996
---------------------------------------------------------------------------------------------------------
Class I                                  -23.40%          4.91%                  7.22%         11/1/1995
---------------------------------------------------------------------------------------------------------
Class I+                                 -24.09%          4.62%                  6.94%         11/1/1995
---------------------------------------------------------------------------------------------------------
(after taxes on distributions)
---------------------------------------------------------------------------------------------------------
Class I+                                 -13.34%          4.04%                  5.98%         11/1/1995
---------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund Shares)
---------------------------------------------------------------------------------------------------------
Global Opportunities Fund (2)
---------------------------------------------------------------------------------------------------------
Class A                                  -28.68%          3.71%                  9.37%         3/16/1988
---------------------------------------------------------------------------------------------------------
Class A +                                -34.18%          0.05%                  7.03%         3/16/1988
---------------------------------------------------------------------------------------------------------
(after taxes on distributions)
---------------------------------------------------------------------------------------------------------
Class A +                                -14.22%          2.25%                  7.29%         3/16/1988
---------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund Shares)
---------------------------------------------------------------------------------------------------------
Class B                                  -27.54%          3.97%                  9.32%          2/1/1993
---------------------------------------------------------------------------------------------------------
Class C                                  -25.95%          4.17%                  9.34%          2/1/1993
---------------------------------------------------------------------------------------------------------
Class I                                  -24.27%          5.06%                 10.08%         1/13/1997
---------------------------------------------------------------------------------------------------------
International Bond Fund (3)
---------------------------------------------------------------------------------------------------------
Class I                                   14.34%          3.40%                  3.62%        12/15/1993
---------------------------------------------------------------------------------------------------------
Class I+                                  11.56%          0.93%                  1.42%        12/15/1993
---------------------------------------------------------------------------------------------------------
(after taxes on distributions)
---------------------------------------------------------------------------------------------------------
Class I+                                   8.64%          1.47%                  1.78%        12/15/1993
---------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund Shares)
---------------------------------------------------------------------------------------------------------
Class IS                                  14.09%          3.18%                  3.39%        12/15/1993
---------------------------------------------------------------------------------------------------------

1-15

---------------------------------------------------------------------------------------------------------
International Growth Fund (4)
---------------------------------------------------------------------------------------------------------
Class A                            -22.94%                3.68%            6.37%               1/20/1998
---------------------------------------------------------------------------------------------------------
Class B                            -22.51%                4.09%            6.72%                9/6/1979
---------------------------------------------------------------------------------------------------------
Class B+                           -23.87%                2.11%            5.15%                9/6/1979
---------------------------------------------------------------------------------------------------------
(after taxes on distributions)
---------------------------------------------------------------------------------------------------------
Class B+                           -12.04%                3.05%            5.19%                9/6/1979
---------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund Shares)
---------------------------------------------------------------------------------------------------------
Class C                            -20.37%                4.36%            6.72%                3/6/1998
---------------------------------------------------------------------------------------------------------
Class I                            -18.02%                5.04%            7.06%                3/9/1998
---------------------------------------------------------------------------------------------------------
Latin America Fund (5)
---------------------------------------------------------------------------------------------------------
Class A                            -24.59%               -1.96%            1.15%               11/1/1993
---------------------------------------------------------------------------------------------------------
Class A+                           -24.59%               -3.05%            0.08%               11/1/1993
---------------------------------------------------------------------------------------------------------
(after taxes on distributions)
---------------------------------------------------------------------------------------------------------
Class A+                           -14.98%               -1.58%            0.71%               11/1/1993
---------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund Shares)
---------------------------------------------------------------------------------------------------------
Class B                            -24.57%               -1.81%            1.17%               11/1/1993
---------------------------------------------------------------------------------------------------------
Class C                            -22.21%               -1.54%            1.16%               11/1/1993
---------------------------------------------------------------------------------------------------------
Class I                            -19.83%               -0.61%            2.02%               3/30/1998
---------------------------------------------------------------------------------------------------------
Precious Metals Fund (4)
---------------------------------------------------------------------------------------------------------
Class A                             34.02%              -11.74%           -1.79%               1/20/1998
---------------------------------------------------------------------------------------------------------
Class B                             36.08%              -11.51%           -1.49%               1/30/1978
---------------------------------------------------------------------------------------------------------
Class B+                            35.96%              -12.00%           -1.80%               1/30/1978
---------------------------------------------------------------------------------------------------------
(after taxes on distributions)
---------------------------------------------------------------------------------------------------------
Class B+                            21.96%               -8.73%           -1.20%               1/30/1978
---------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund Shares)
---------------------------------------------------------------------------------------------------------
Class C                             39.13%              -11.20%           -1.50%               1/29/1998
---------------------------------------------------------------------------------------------------------
Class I                             42.41%              -10.88%           -1.32%               2/29/2000
---------------------------------------------------------------------------------------------------------

(1) Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B and C would have been lower.

(2) Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and Class C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

(3) Historical performance shown for Class I prior to 8/31/1998 is based on the performance of the Class Y of the Fund's predecessor fund, CoreFund Global Bond Fund. Historical performance shown for Class IS prior to 8/31/1998 is based on the performance of the Class A of the Fund's predecessor fund and reflects the same 0.25% 12b-1 fee applicable to Class IS. Class I does not pay 12b-1 fees.

(4) Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Classes A and I would have been higher.

(5) Historical performance shown for Class I prior to its inception is based on the performance of Class A, one of the original classes offered along with Classes B and C. These historical returns for Class I include the effect of the 0.25% 12b-1 fees applicable to Class A. Classes B and C each pay 12b-1 fees of 1.00%. Class I does not pay 12b-1 fees. If these fees had not been reflected, returns for Class I would have been higher.

1-16

+ The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

                         COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares at October 31, 2001. For more information, see " Pricing of Shares" in
Part 2 of this SAI.

--------------------------------------------------------------------------------
                             Net Asset Value                   Offering Price
                 Fund           Per Share      Sales Charge      Per Share

--------------------------------------------------------------------------------
Emerging Markets Growth Fund      $6.72           5.75%            $7.13
--------------------------------------------------------------------------------
Global Leaders Fund              $13.92           5.75%            $14.77
--------------------------------------------------------------------------------
Global Opportunities Fund        $15.42           5.75%            $16.36
--------------------------------------------------------------------------------
International Growth Fund         $6.47           5.75%            $6.86
--------------------------------------------------------------------------------
Latin America Fund                $8.37           5.75%            $8.88
--------------------------------------------------------------------------------
Precious Metals Fund             $12.38           5.75%            $13.14
--------------------------------------------------------------------------------

Current Yield

         Below are the current yields for each class of shares of International Bond Fund as of October 31, 2001. For more information, see "30-day Yield" under Performance Calculating in Part 2 of this SAI.

================================================================================
                                  30-Day Yield
--------------------------------------------------------------------------------
            Fund                       Class I                    Class IS
--------------------------------------------------------------------------------
International Bond Fund                 4.89%                      4.64%
================================================================================

                               SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116, a subsidiary of Wachovia Corporation (Wachovia), serves as administrator to the Funds, subject to the supervision and control of the Trusts' Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive from each Fund annual fees at the following rate:

                =================================== ====================
                     Average Daily Net Assets         Administrative
                      of the Evergreen Funds         Service Fee Rates
                ----------------------------------- --------------------
                        First $50 billion                 0.100%
                ----------------------------------- --------------------
                        Next $25 billion                  0.090%
                ----------------------------------- --------------------
                        Next $25 billion                  0.080%
                ----------------------------------- --------------------
                        Next $25 billion                  0.075%
                ----------------------------------- --------------------
                   On assets over $125 billion            0.050%
                =================================== ====================



1-17

         Below are the administrative fees paid by each Fund for the last three fiscal years or periods. Prior to December 31, 2001, the Funds paid EIS under a different fee schedule.

--------------------------------------------------------------------------------
Fund/Fiscal Year or Period                       Administrative Fee Paid
--------------------------------------------------------------------------------
Fiscal Year or Period Ended October 31, 2001
--------------------------------------------------------------------------------
Emerging Markets Growth Fund                                            $50,049
--------------------------------------------------------------------------------
Global Leaders Fund                                                    $356,483
--------------------------------------------------------------------------------
Global Opportunities Fund                                              $193,775
--------------------------------------------------------------------------------
International Bond Fund (a)                                              $5,534
--------------------------------------------------------------------------------
International Bond Fund (b)                                             $67,538
--------------------------------------------------------------------------------
International Growth Fund                                              $742,292
--------------------------------------------------------------------------------
Latin America Fund                                                      $22,451
--------------------------------------------------------------------------------
Precious Metals Fund                                                    $60,616
--------------------------------------------------------------------------------
Fiscal Year or Period Ended October 31, 2000
--------------------------------------------------------------------------------
Emerging Markets Growth Fund                                            $66,719
--------------------------------------------------------------------------------
Global Leaders Fund                                                    $365,613
--------------------------------------------------------------------------------
Global Opportunities Fund                                              $223,302
--------------------------------------------------------------------------------
International Bond Fund (c)                                             $40,581
--------------------------------------------------------------------------------
International Growth Fund                                              $683,180
--------------------------------------------------------------------------------
Latin America Fund                                                      $28,172
--------------------------------------------------------------------------------
Precious Metals Fund                                                    $54,598
--------------------------------------------------------------------------------
Fiscal Year or Period Ended October 31, 1999
--------------------------------------------------------------------------------
Emerging Markets Growth Fund                                            $14,912
--------------------------------------------------------------------------------
Global Leaders Fund                                                     $94,269
--------------------------------------------------------------------------------
Global Opportunities Fund                                               $26,349
--------------------------------------------------------------------------------
International Bond Fund (d)                                              $9,459
--------------------------------------------------------------------------------
International Growth Fund                                              $106,380
--------------------------------------------------------------------------------
Latin America Fund                                                       $4,434
--------------------------------------------------------------------------------
(a) For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.
(b)  Year ended September 30, 2001.
(c)  Year ended September 30, 2000.
(d)  Year ended September 30, 1999.

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 2121, Boston, Massachusetts 02106-9970, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

         Each Fund pays ESC annual fees as follows:

=================================== ===================== ======================
                                    Annual Fee Per Open   Annual Fee Per Closed
Fund Type                                Account*              Account**
----------------------------------- --------------------- ----------------------
Monthly Dividend Funds                     $26.75                 $9.00
----------------------------------- --------------------- ----------------------
Quarterly Dividend Funds                   $25.75                 $9.00
----------------------------------- --------------------- ----------------------
Semiannual Dividend Funds                  $24.75                 $9.00
----------------------------------- --------------------- ----------------------
Annual Dividend Funds                      $24.75                 $9.00
----------------------------------- --------------------- ----------------------
Money Market Funds                         $26.75                 $9.00
=================================== ===================== ======================
* For shareholder accounts only. Each Fund pays ESC cost plus 15% for broker accounts.
** Closed accounts are maintained on the system in order to facilitate historical and tax information.

1-18

Distributor

         Evergreen  Distributor,  Inc. (EDI), 90 Park Avenue, New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1666 K Street, Washington, D.C. 20006, provides legal advice to the Funds.

                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Reports, copies of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400 by calling (800) 343-2898 or by downloading them off our website at www.evergreeninvestments.com.

1-19

                                 EVERGREEN FUNDS
                    Statement of Additional Information (SAI)
                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES

                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

     Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v) Federal National Mortgage Association; and Student Loan Marketing Association.

         Securities  Issued  by the  Government  National  Mortgage  Association
(GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

2-1

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's

2-2
portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include mortgage dollar rolls (see descriptions herein).

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not rated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage creating transaction. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the

2-3
security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time.

2-4

Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the

2-5
currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

2-6

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

2-7

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund

2-8
unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults

2-9
with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is

2-10
completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

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

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

2-12

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing

2-13
interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

2-14

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general

2-15
obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity

2-16
ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

2-17

                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 5.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of First Union National Bank (FUNB) and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                                 CDSC RATE

Month of purchase and the first 12-month
period following the month of purchase........................       5.00%
Second 12-month period following the month of purchase........       4.00%

2-18

Third 12-month period following the month of purchase.........       3.00%
Fourth 12-month period following the month of purchase........       3.00%
Fifth 12-month period following the month of purchase.........       2.00%
Sixth 12-month period following the month of purchase.........       1.00%
Thereafter....................................................       0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at NAV without an front-end sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 24 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                                      CDSC RATE

Month of purchase and the first 12-month
period following the month of purchase                                  2.00%
Second 12-month period following the month of purchase                  1.00%
Thereafter                                                              0.00%

           See "Contingent Deferred Sales Charge" below.

         Class C shares purchased through an omnibus account with Merrill Lynch Investment Manager, L.P. will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares (formerly Class Y Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class I shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without an front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. Institutional shares do not pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

2-19

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen Funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

2-20

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1. purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

2-21

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10.   a   withdrawal   consisting   of   returns   of   excess
                        contributions or excess deferral amounts made to a retirement plan; or

                  11.   a  redemption   by  an  individual   participant   in  a
                        Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

2-22

                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System
                        (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

2-23

                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                              [OBJECT OMITTED]

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D

Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                the initial $1,000, after taxes on
                fund distributions but not after
                taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever

2-24
is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                               [OBJECT OMITTED]DR

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions and redemptions).

         n =  number of years.
         ATVDR = ending redeemable value of
                 the initial $1,000, after taxes on
                 fund distributions and redemption.

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                    [OBJECT OMITTED] [OBJECT OMITTED]

         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting

2-25
deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

                             [OBJECT OMITTED]

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                             [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a

2-26
majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

  -------------------------- --------------------------
       Current Maximum

            Class            12b-1 Fees Allowed Under
          the Plans
  -------------------------- --------------------------
              A                      0.75%(a)
  -------------------------- --------------------------
              B                        1.00%
  -------------------------- --------------------------
              C                        1.00%
  -------------------------- --------------------------
              S                      0.75%(b)
  -------------------------- --------------------------
             S1                      0.75%(b)
  -------------------------- --------------------------
       Administrative                0.75%(c)
  -------------------------- --------------------------
    Institutional Service            0.75%(c)
  -------------------------- --------------------------
          Investor                   0.75%(c)
  -------------------------- --------------------------
         Participant                 0.75%(c)
  -------------------------- --------------------------
           Reserve                   0.75%(c)
  -------------------------- --------------------------
          Resource                   1.00%(d)
  -------------------------- --------------------------

(a) Currently limited to 0.30% or less on Evergreen money market funds and 0.25% or less for all other Evergreen Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.65% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

2-27

(d) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

2-28

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

2-29

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares of the Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of the Fund for Class A, B and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Short-Duration Income Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         The rate of service fees of the Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of the Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of the Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of the Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of the Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of the Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Short-Duration Income Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         EDI will pay the investment firm a full year's service fee in advance of the dealer's sales of Class C shares of such Fund at the rate of 0.25% of the aggregate net asset value of such shares. EDI will pay service fees to the investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the

2-30
dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI will also pay commissions to the investment firms based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 14 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I or Institutional shares of the Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

2-31

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond, municipal money market fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond, municipal money market fund, corporate bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

2-32

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30% in 2002 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

2-33

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6.       provision of "research  services,"  defined as (a) reports and
                  analyses  concerning  issuers,   industries,   securities  and
                  economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including First Union Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         First Union Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, Inc., a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

2-34

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

2-35

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides

2-36
these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. EIMC is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation (formerly First Union Corporation) is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended October 31, 2001, the Executive Committee held eleven committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations should be mailed to the Secretary of Evergreen Funds, 200 Berkeley Street, Boston, MA 02116. The Trustees will consider such nominations at the next regularly Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, David
M. Richardson and Richard Shima. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that they deem appropriate. For the fiscal year ended October 31, 2001, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Russell A. Salton, III, Thomas L. McVerry, Dr. Leroy Keith, William W. Pettit and Richard Wagoner. The Performance Committee reviews all

2-37
activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen Funds, reviews the performance of the other service providers to the Evergreen Funds, and assesses the performance of the Evergreen Funds. For the fiscal year ended October 31, 2001, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:


-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of           Other

                                        Beginning                                                 Portfolios       Directorships
        Name and            Position     Year of                                                  Overseen in       held outside
      Date of Birth           with       Term of       Principal Occupations for Last Five      Evergreen Funds     of Evergreen
                             Trust       Office*                      Years                         complex        Funds complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Investment Counselor, Anchor Capital
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; The Francis
                                                     Ouimet Society; Former Investment
                                                     Counselor, Appleton Partners, Inc.
Charles A. Austin III                                (investment advice); Former Director,
DOB: 10/23/34                                        Executive Vice President and Treasurer,
                                                     State Street Research & Management
                                                     Company (investment advice); Former
                                                     Director, Health Development Corp.
                            Trustee        1991      (fitness-wellness centers); Former               98                None
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Chairman   and   President,
                                                     Oldways   Preservation  and
                                                     Exchange Trust (education);
                                                     Trustee,    Treasurer   and
                                                     Chairman   of  the  Finance
                                                     Committee,        Cambridge
                                                     College;   Former  Managing
                                                     Partner,  Roscommon Capital
                                                     Corp.;

K. Dun Gifford                                       Former Chairman of the Board, Director,
DOB: 10/23/38                                        and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                            Trustee        1974      Drescher & Associates (environmental             98                None
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Leroy Keith, Jr.            Trustee        1983      Partner, Stonington Partners, Inc.               98          Trustee,
DOB: 2/14/39                                         (private investment firm); Trustee of                        Phoenix
                                                     Phoenix Series Fund, Phoenix Multi-                          Series Fund,
                                                     Portfolio Fund, and The Phoenix Big                          Phoenix Multi-
                                                     Edge Series Fund; Former Chairman                            Portfolio Fund,
                                                     of the Board and Chief Executive                             and The Phoenix
                                                     Officer, Carson Products Company                             Big Edge Series
                                                     (manufacturing); Former Director of                          Fund
                                                     Phoenix Total Return Fund and Equifax,
                                                     Inc. (worldwide information management);
                                                     Former President, Morehouse College;
                                                     Former Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

2-38

                                                     Sales Manager, SMI-STEEL - South
                                                     Carolina (steel producer); Former Sales
Gerald M. McDonnell                                  and Marketing Management, Nucor Steel
DOB: 7/14/39                                         Company; Former Director, Mentor Income
                            Trustee        1988      Fund, Inc.; Former Trustee, Mentor               98                None
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Thomas L. McVerry           Trustee        1993      Director of Carolina Cooperative Credit          98                None
DOB: 8/2/38                                          Union; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor
                                                     Funds and Cash Resource Trust
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
William Walt Pettit         Trustee        1984      Partner and Vice President in the law            98                None
DOB: 8/26/55                                         firm of Kellam & Pettit, P.A.; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          98                None
                                                     (new business development/consulting
                                                     company); Managing Director, Kennedy
                                                     Information, Inc. (executive recruitment
                                                     information and research company);
                                                     Trustee, 411 Technologies, LLP
                                                     (communications); Director, J&M Cumming
                                                     Paper   Co. (paper merchandising);
                                                     Columnist, Commerce   and Industry
                                                     Association of New Jersey; Former  Vice
                                                     Chairman, DHR International, Inc.
                                                     (executive  recruitment);  Former Senior Vice
                                                     President, Boyden International Inc.
                                                     (executive    recruitment); Former  Director,
                                                     Mentor Income Fund, Inc.; Former Trustee,
                                                     Mentor  Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Russell A. Salton, III MD   Trustee        1984      Medical Director, Healthcare Resource            98                None
                                                     Associates,   Inc.;  Former
                                                     Medical   Director,    U.S.
                                                     Health   Care/Aetna  Health
                                                     Services;            Former
                                                     Consultant,  Managed Health
                                                     Care;   Former   President,
                                                     Primary   Physician   Care;
                                                     Former   Director,   Mentor
                                                     Income Fund,  Inc.;  Former
                                                     Trustee,  Mentor  Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

2-39

Michael S. Scofield         Trustee        1984      Attorney, Law Offices of                         98                None
                                                     Michael S. Scofield; Former
                                                     Director,   Mentor   Income
                                                     Fund, Inc.; Former Trustee,
                                                     Mentor   Funds   and   Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Independent     Consultant;
                                                     Director,  Trust Company of
                                                     CT;  Trustee,  Saint Joseph
                                                     College  (CT);  Director of
                                                     Hartford   Hospital,    Old
                                                     State  House   Association;
                                                     Trustee,  Greater  Hartford
                                                     YMCA;    Former   Chairman,
                                                     Environmental     Warranty,
                                                     Inc.   (insurance  agency);
                                                     Former            Executive
                                                     Consultant,    Drake   Beam
                                                     Morin, Inc.
Richard J. Shima                                     (executive outplacement); Former
DOB: 8/11/39                                         Director of Enhance Financial Services,
                                                     Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director
                                                     Middlesex Mutual Assurance Company;
                            Trustee        1993      Former Chairman, Board of Trustees,              98                None
                                                     Hartford Graduate Center; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------
                                                    Current Member and Former President,
                                                    North Carolina Securities Traders
                                                    Association; Member, Financial Analysts
                                                    Society; Former Chief Investment
Richard K. Wagoner,                                 Officer, Executive Vice President and
CFA**                                               Head of Capital Management Group, First
DOB: 12/12/37                                       Union National Bank; Former Consultant
                                                    to the Boards of Trustees of the
                           Trustee        1999      Evergreen Funds; Former Member, New York          98               None
                                                    Stock Exchange; Former Trustee, Mentor
                                                    Funds and Cash Resource Trust.
------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds' investment advisor.


Trustee Ownership of Evergreen Funds shares
---------------------------- ------------------------------------------- ----------------------- ---------------------
                                                                                                   Aggregate Dollar
          Trustee                               Fund                        Dollar Range of      Range of Investment
                                                                           Investment in Fund      in Fund Complex
---------------------------- ------------------------------------------- ----------------------- ---------------------
Austin, Charles A., III      Evergreen Omega Fund                        $10,001-$50,000         $10,001 - $50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Health Care Fund                  $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Technology Fund                   $1-$10,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Gifford, K. Dun              None
---------------------------- ------------------------------------------- ----------------------- ---------------------
Keith, Dr. Leroy, Jr.        None
---------------------------- ------------------------------------------- ----------------------- ---------------------
McDonnell, Gerald M.         None
---------------------------- ------------------------------------------- ----------------------- ---------------------
McVerry, Thomas L.           None
---------------------------- ------------------------------------------- ----------------------- ---------------------
Pettit, William W.
------------------------------------------------------------------------ ----------------------- ---------------------
Richardson, David M.         Evergreen Omega Fund                        $10,001-$50,000         $10,001 - $50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Equity Index Fund                 $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------

2-40

Salton, Dr. Russell A., III  None

---------------------------- ------------------------------------------- ----------------------- ---------------------
Scofield, Michael S.         None

---------------------------- ------------------------------------------- ----------------------- ---------------------
Shima, Richard               Evergreen Omega Fund                        $50,001-$100,000        Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Connecticut Municipal Bond Fund   $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Tax Strategic Foundation Fund     $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen International Growth Fund         $10,001-$50,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
Wagoner, Richard             Evergreen Money Market Fund                 Over $100,000           Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Small Cap Value Fund              Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Small Company Growth Fund         $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Value Fund                        Over $100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------
                             Evergreen Omega Fund                        $50,001-$100,000
---------------------------- ------------------------------------------- ----------------------- ---------------------

         Set forth below are the officers of each of the nine Evergreen  Trusts.


-------------------------------- ------------------------ -------------------------------------------------------------
         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth
-------------------------------- ------------------------ -------------------------------------------------------------
William M. Ennis                 President                President and Chief Executive Officer, Evergreen Investment
301 S. Tryon, 12th Floor                                  Company and Chief Operating Officer, Capital Management
Charlotte, NC 28288                                       Group, First Union National Bank.
DOB: 6/26/60
-------------------------------- ------------------------ -------------------------------------------------------------
Carol Kosel                                               Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street              Treasurer                and Treasurer, Vestaur Securities, Inc.; former Senior
Boston, MA 02116                                          Manager, KPMG LLP.
DOB: 12/25/63
-------------------------------- ------------------------ -------------------------------------------------------------
Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/60                                              Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
Nimish S. Bhatt                  Vice  President and      Vice  President,  Tax,  BISYS Fund Services; former
BISYS                            Assistant Treasurer      Assistant  Vice  President,  EAMC/First  Union
3435 Stelzer Road                                         National  Bank; former Senior Tax Consulting/Acting Manager, Investment
Columbus, OH  43219-8001                                  Companies Group, PricewaterhouseCoopers LLP, New York.
DOB: 6/6/63
-------------------------------- ------------------------ -------------------------------------------------------------
Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road
Columbus, OH 43219-8001
DOB: 1/23/65
-------------------------------- ------------------------ -------------------------------------------------------------

                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

2-41

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

============ =========== =========== =================================
MOODY'S      S&P         FITCH       Credit Quality
============ =========== =========== =================================
Aaa          AAA         AAA         Excellent Quality (lowest risk)
------------ ----------- ----------- ---------------------------------
Aa           AA          AA          Almost Excellent Quality (very low risk)
------------ ----------- ----------- ---------------------------------
A            A           A           Good Quality (low risk)
------------ ----------- ----------- ---------------------------------
Baa          BBB         BBB         Satisfactory Quality (some risk)
------------ ----------- ----------- ---------------------------------
Ba           BB          BB          Questionable Quality (definite risk)
------------ ----------- ----------- ---------------------------------
B            B           B           Low Quality (high risk)
------------ ----------- ----------- ---------------------------------
Caa/Ca/C     CCC/CC/C    CCC/CC/C    In or Near Default
------------ ----------- ----------- ---------------------------------
             D           DDD/DD/D    In Default
============ =========== =========== =================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great

2-42
length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

2-43

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

2-44

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

2-45

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to

2-46
change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

2-47

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

2-48

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

2-49

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

2-50

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                         ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

2-51

                          EVERGREEN INTERNATIONAL TRUST

                                     PART C

                                OTHER INFORMATION



Item 23.    Exhibits

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)        Declaration of Trust                                 Incorporated by reference to
                                                                Registrant's Registration Statement
                                                                Filed on December 12, 1997

(b)       By-laws                                               Contained herein

(c)       Provisions of instruments defining the rights         Incorporated by reference to Exhibit (a)
          of holders of the securities being registered         of Registrant's Registration Statement
          are contained in the Declaration of Trust             Filed on December 12, 1997 and Exhibit (b)
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,       contained herein.
          VII, VIII and By-laws Articles II, III and VIII
          included as part of Exhibits 1 and 2 of this
          Registration Statement

(d)(1)    Investment Advisory and Management                    Contained herein
          Agreement between the Registrant and Evergreen
          Investment Management Company

(e)(1)    Class A and Class C Principal Underwriting            Contained herein
          Agreement between the Registrant and Evergreen
          Distributor, Inc.

(e)(2)    Class B Principal Underwriting Agreement              Contained herein
          between the Registrant and Evergreen Distributor,
          Inc.

(e)(3)    Class I Principal Underwriting Agreement              Contained herein
          between the Registrant and Evergreen Distributor,
          Inc.

(e)(4)    Dealer Agreement used by Evergreen                    Contained herein
          Distributor, Inc.

(f)       Deferred Compensation Plan                            Contained herein

(g) Custodian Agreement between the Registrant and State Street Bank and Trust Company

(h)(1)    Administration Agreement between the                  Contained herein
          Registrant and Evergreen Investment Services, Inc.

(h)(2)    Transfer Agent Agreement between the                  Contained herein
          Registrant and Evergreen Service Company, LLC


(i)(1)    Opinion and Consent of Sullivan & Worcester LLP       Incorporated by reference to
                                                                Registrant's Registration Statement
                                                                Filed on August 17, 1999

(j)(1)    Consent of KPMG LLP                                   Contained herein

(k)       Not applicable

(1)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                   Contained herein

(m)(2)    12b-1 Distribution Plan for Class B                   Contained herein

(m)(3)    12b-1 Distribution Plan for Class C                   Contained herein

(n)       Not applicable

(o)       Multiple Class Plan                                   Contained herein

(p)       Code of Ethics                                        Contained herein



Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

    Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

Provisions for Sub-Advisor

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company, LLC and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.

Item 26.       Business or Other Connections of Investment Advisor.

     The Directors and principal executive officers of First Union National Bank are:

G. Kennedy Thompson                Chairman, Wachovia Corporation and First
                                   Union National Bank, Chief Executive Officer,
                                   President and Director, Wachovia Corporation and First Union National Bank

Mark C. Treanor                    Executive Vice President, Secretary & General
                                   Counsel, Wachovia Corporation; Secretary and Executive Vice President, First Union
                                   National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, Wachovia Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC, is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriters.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "Fund Complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     Messrs. Tomko, Sheehan, Dell and Mangum are located at the following address: Evergreen Distributor, Inc. 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116.

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of February, 2002.

                                         EVERGREEN INTERNATIONAL TRUST


                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of February, 2002.

/s/ William M. Ennis                     /s/ Michael H. Koonce             /s/ Carol A. Kosel
-------------------------               -----------------------------     --------------------------------
William M. Ennis*                       Michael H. Koonce                 Carol A. Kosel
President                               Secretary                          Treasurer
 (Chief Operating Officer)                                                 (Principal Financial and
                                                                            Accounting Officer)

/s/ Charles A. Austin, III              /s/ Gerald M. McDonnell           /s/ Leroy Keith, Jr.
----------------------------            -----------------------------     -------------------------------
Charles A. Austin III*                  Gerald M. McDonnell*              Leroy Keith, Jr.*
Trustee                                 Trustee                           Trustee


/s/ K. Dun Gifford                      /s/ William Walt Pettit
-------------------------------         -----------------------------
K. Dun Gifford*                         William Walt Pettit*
Trustee                                 Trustee


/s/ Thomas L. McVerry                   /s/ Michael S. Scofield
------------------------------          --------------------------------
Thomas L. McVerry*                      Michael S. Scofield*
Trustee                                 Chairman of the Board
                                        and Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          --------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima                    /s/ Richard K. Wagoner
------------------------------          --------------------------------
Richard J. Shima*                       Richard K. Wagoner*
Trustee                                 Trustee


*By: /s/ Lloyd Lipsett
-------------------------------
Lloyd Lipsett
Attorney-in-Fact


     *Lloyd Lipsett, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit Number          Exhibit
--------------          -------

(b)                     By-laws

(d)(1)                  Investment Advisory and Management
                        Agreement between the Registrant and Evergreen Investment Management Company

(e)(1) Class A and Class C Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

(e)(2) Class B Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

(e)(3) Class I Principal Underwriting Agreement between the Registrant and Evergreen Distributor, Inc.

(e)(4)                  Dealer Agreement used by Evergreen
                        Distributor, Inc.

(f)                     Deferred Compensation Plan

(g) Custodian Agreement between the Registrant and State Street Bank and Trust Company

(h)(1)                  Administration Agreement between the
                        Registrant and Evergreen Investment Services, Inc.

(h)(2)                  Transfer Agent Agreement between the
                        Registrant and Evergreen Service Company, LLC

(j)(1)                  Consent of KPMG LLP

(m)(1)                  12b-1 Distribution Plan for Class A

(m)(2)                  12b-1 Distribution Plan for Class B

(m)(3)                  12b-1 Distribution Plan for Class C

(o)                     Multiple Class Plan

(p)                     Code of Ethics